Schedule of Investments (unaudited)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations
Alabama — 0.8%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/22	$505	$523,199
5.00%, 09/01/23 (PR 09/01/22)	2,605	2,698,878
5.00%, 09/01/24 (PR 09/01/22)	25	25,901
5.00%, 09/01/26 (PR 09/01/22)	90	93,243
5.00%, 09/01/30 (PR 09/01/24)	5,900	6,641,233
Series A, 5.00%, 09/01/22	3,090	3,201,356
Series B, 5.00%, 09/01/23	160	173,212
Series B, 5.00%, 09/01/24	480	541,009
Series B, 5.00%, 09/01/25	730	852,609
Alabama Highway Finance Corp., 4.00%, 08/01/22	490	502,492
Alabama Public School & College Authority RB, Series B, 5.00%, 01/01/24	9,795	10,750,966
Alabama Public School and College Authority RB
Series A, 5.00%, 11/01/22	130	135,754
Series A, 5.00%, 11/01/23	1,750	1,908,038
Series A, 5.00%, 11/01/24	1,155	1,310,162
Series A, 5.00%, 11/01/25	5,600	6,579,415
Series B, 5.00%, 01/01/22	8,330	8,362,817
Series B, 5.00%, 01/01/23	1,805	1,898,784
Series B, 5.00%, 01/01/25 (Call 07/01/24)	1,060	1,185,673
Series B, 5.00%, 01/01/26 (Call 07/01/24)	1,375	1,535,962
Auburn University RB, 5.00%, 06/01/23	125	133,838
State of Alabama GO, 5.00%, 08/01/22	1,000	1,032,195
		50,086,736
Alaska — 0.1%
Municipality of Anchorage AK GO, Series D, 4.00%, 09/01/22	3,825	3,934,588

Arizona — 1.9%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	540	604,252
5.00%, 07/01/25 (Call 07/01/24)	80	89,431
5.00%, 07/01/33 (PR 07/01/22)	8,790	9,034,528
Series A, 5.00%, 07/01/22	350	359,904
Series A, 5.00%, 07/01/23 (PR 07/01/22)	250	256,940
Series A, 5.00%, 07/01/24 (PR 07/01/22)	45	46,252
Series A, 5.00%, 07/01/25 (PR 07/01/22)	8,015	8,237,968
Arizona Transportation Board RB
5.00%, 07/01/22	9,255	9,518,533
5.00%, 07/01/23	125	134,373
5.00%, 07/01/24	3,680	4,117,868
Series A, 5.00%, 07/01/22	645	663,366
Series A, 5.00%, 07/01/23	1,325	1,424,358
Series A, 5.00%, 07/01/24	4,130	4,621,411
Series A, 5.00%, 07/01/25	105	121,821
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/23	1,220	1,325,110
Series A, 5.00%, 10/01/24	355	401,193
City of Chandler AZ GOL, 5.00%, 07/01/24	4,020	4,502,747
City of Phoenix AZ GO
4.00%, 07/01/22	475	485,628
4.00%, 07/01/23	9,160	9,699,475
4.00%, 07/01/24	610	666,432
City of Phoenix Civic Improvement Corp. RB
Series B, 5.00%, 07/01/22	980	1,007,555
Series B, 5.00%, 07/01/23	310	333,297

Security	Par (000)	Value

Arizona (continued)
Series B, 5.00%, 07/01/24	$2,300	$2,574,933
County of Maricopa AZ COP, 5.00%, 07/01/22	765	786,054
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/22	650	668,199
Maricopa County Community College District GO, 5.00%, 07/01/23	2,555	2,746,593
Maricopa County Unified School District No. 80 Chandler GO, Series B, 5.00%, 07/01/23	1,000	1,075,153
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/22	1,110	1,114,355
5.00%, 01/01/23	2,330	2,450,801
5.00%, 01/01/24	16,755	18,379,195
5.00%, 01/01/25	6,555	7,475,355
5.00%, 01/01/26	355	418,919
Series A, 5.00%, 01/01/22	9,255	9,291,308
Series A, 5.00%, 01/01/23	2,570	2,703,244
Series A, 5.00%, 12/01/23 (Call 12/01/21)	5,565	5,565,000
Series A, 5.00%, 01/01/25	3,205	3,654,998
Series A, 5.00%, 12/01/25 (Call 12/01/21)	150	150,000
Series A, 5.00%, 01/01/26	2,510	2,961,932
Series E, 5.00%, 01/01/24	960	1,053,060
State of Arizona COP, Series A, 5.00%, 10/01/22	225	234,055
		120,955,596
Arkansas — 0.2%
State of Arkansas GO
4.25%, 06/01/23	300	318,037
5.00%, 06/15/22	7,075	7,258,419
5.00%, 06/15/23	7,685	8,246,852
		15,823,308
California — 12.8%
Alameda County Transportation Commission RB, 4.00%, 03/01/22	445	449,273
Bay Area Toll Authority RB
VRDN,2.00%, 04/01/53 (Put 04/01/24)(a)(b)	3,000	3,082,000
VRDN,2.63%, 04/01/45 (Put 04/01/26)(a)(b)	860	918,313
Series C, VRDN,2.10%, 04/01/45 (Put 04/01/22)(a)(b)	1,500	1,502,456
Series F-1, 5.00%, 04/01/22	450	457,258
Series F-1, 5.00%, 04/01/23 (PR 04/01/22)	2,295	2,331,940
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	9,600	10,650,087
Series S-4, 5.00%, 04/01/30 (PR 04/01/23)	1,050	1,117,096
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	9,815	10,442,186
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	4,810	5,133,334
California Educational Facilities Authority RB
Series C, 5.25%, 10/01/24	8,120	9,248,515
Series T-5, 5.00%, 03/15/23	2,220	2,356,954
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/22	3,305	3,438,098
5.00%, 10/01/23	1,540	1,673,867
5.00%, 10/01/24	1,525	1,725,746
California State Public Works Board RB
Series A, 5.00%, 04/01/22	480	487,669
Series A, 5.00%, 04/01/24 (Call 04/01/22)	515	523,202
Series A, 5.00%, 09/01/24	265	298,293
Series A, 5.00%, 04/01/25 (Call 04/01/22)	195	198,106
Series A, 5.00%, 09/01/25 (Call 09/01/24)	650	730,328
Series A, 5.25%, 06/01/22 (ETM) (NPFGC)	50	51,270
Series B, 5.00%, 10/01/22	760	790,411
Series B, 5.00%, 10/01/24	1,045	1,180,026

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 10/01/25	$215	$251,188
Series B, 5.00%, 05/01/26	1,000	1,189,396
Series F, 5.00%, 05/01/22	1,360	1,387,265
Series F, 5.00%, 05/01/24	2,170	2,411,260
Series F, 5.00%, 05/01/25	320	368,674
Series F, 5.00%, 05/01/26 (Call 05/01/25)	200	229,834
California State University RB
Series A, 4.00%, 11/01/31 (PR 11/01/22)	120	124,205
Series A, 5.00%, 11/01/22	865	903,289
Series A, 5.00%, 11/01/23	615	670,539
Series A, 5.00%, 11/01/24	2,025	2,298,303
Series A, 5.00%, 11/01/25	4,990	5,871,234
Series B-3, VRDN,4.00%, 11/01/51 (Put 11/01/23)(a)(b)	9,400	9,881,115
Chabot-Las Positas Community College District GO
5.00%, 08/01/25 (PR 08/01/23)	905	975,988
Series B, 5.00%, 08/01/22	6,940	7,163,433
Series B, 5.00%, 08/01/23	7,285	7,864,069
Series B, 5.00%, 08/01/24	3,250	3,656,808
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	7,665	8,645,643
City of Los Angeles CA GO, Series B, 5.00%, 09/01/23	5,540	5,996,454
City of Los Angeles CA RB, 4.00%, 06/23/22	25,000	25,545,135
City of Los Angeles CA Wastewater System Revenue RB
Series B, 5.00%, 06/01/23	735	787,196
Series B, 5.00%, 06/01/24 (Call 06/01/22)	420	430,126
Series B, 5.00%, 06/01/25	100	115,955
Series C, 5.00%, 06/01/25 (Call 06/01/22)	425	435,160
City of Los Angeles Department of Airports RB, Series B, 5.00%, 05/15/24	2,145	2,388,237
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/22	2,345	2,448,579
5.00%, 11/01/23	500	544,851
5.00%, 11/01/25	4,575	5,382,945
Series REF, 5.00%, 11/01/25 (Call 05/01/25)	1,500	1,730,920
Coast Community College District GO, 0.00%, 08/01/33 (Call 08/01/25)(c)	500	348,504
Contra Costa Community College District GO, Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	2,500	2,698,283
County of Riverside CA RB, 2.00%, 06/30/22.	2,500	2,526,642
East Bay Municipal Utility District Water System Revenue RB
Series B, 5.00%, 06/01/22	235	240,630
Series B, 5.00%, 06/01/24	725	809,978
Series B, 5.00%, 06/01/25	270	313,181
Eastern Municipal Water District RB
3.00%, 07/01/25	6,455	7,048,244
Series A, 5.00%, 07/01/23	1,625	1,747,124
Long Beach Community College District GO, Series B, 5.00%, 08/01/39 (PR 08/01/22)	15	15,483
Los Angeles Community College District/CA GO
Series A, 4.00%, 08/01/32 (PR 08/01/24)	275	301,589
Series A, 4.00%, 08/01/33 (PR 08/01/24)	330	361,907
Series A, 5.00%, 08/01/22	2,125	2,193,560
Series A, 5.00%, 08/01/23	730	787,771
Series A, 5.00%, 08/01/24	1,220	1,372,014
Series A, 5.00%, 08/01/25 (PR 08/01/24)	160	179,708
Series A, 5.00%, 08/01/31 (PR 08/01/24)	1,570	1,763,389
Series C, 5.00%, 08/01/22	690	712,262
Series C, 5.00%, 08/01/23	1,400	1,510,794

Security	Par (000)	Value

California (continued)
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/24	$150	$168,220
Series A, 5.00%, 06/01/22	7,045	7,215,082
Series A, 5.00%, 07/01/22	500	514,088
Series A, 5.00%, 06/01/23	8,085	8,663,552
Series A, 5.00%, 07/01/23	955	1,026,929
Series A, 5.00%, 06/01/24	5,295	5,918,449
Series A, 5.00%, 06/01/25	790	916,944
Series A, 5.00%, 06/01/26	1,005	1,206,835
Series B, 5.00%, 07/01/22	5,030	5,171,728
Series B, 5.00%, 07/01/23	3,070	3,301,228
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/22	215	221,058
Series A, 5.00%, 07/01/23 (Call 01/01/23)	870	914,823
Series A, 5.00%, 07/01/24 (Call 01/01/23)	250	262,626
Series A, 5.00%, 07/01/25 (Call 07/01/22)	325	334,080
Series A, 5.00%, 07/01/25 (Call 01/01/23)	480	504,671
Series B, 5.00%, 01/01/22 (Call 12/31/21)	3,135	3,135,000
Series B, 5.00%, 01/01/23 (Call 12/01/22)	2,235	2,342,643
Series B, 5.00%, 07/01/23	3,070	3,300,212
Series B, 5.00%, 01/01/24 (Call 12/01/23)	705	771,015
Series B, 5.00%, 07/01/24	1,800	2,016,155
Series B, 5.00%, 07/01/25 (Call 06/01/25)	380	440,774
Series C, 5.00%, 07/01/25 (Call 07/01/24)	40	44,803
Los Angeles Department of Water & Power RB
4.00%, 07/01/26 (Call 06/01/26)	2,500	2,876,599
5.00%, 07/01/26 (Call 06/01/26)	3,500	4,189,096
Series A, 5.00%, 07/01/25	8,925	10,365,183
Los Angeles Department of Water & Power Water System Revenue RB
VRDN,0.02%, 07/01/51 (Put 12/01/21)(a)(b)	8,000	8,000,000
Series C, 5.00%, 07/01/25 (Call 07/01/22)	1,605	1,650,032
Los Angeles Unified School District/CA GO
5.00%, 07/01/23	345	370,928
5.00%, 07/01/25	135	156,732
Series A, 5.00%, 07/01/22	5,720	5,881,169
Series A, 5.00%, 07/01/23	17,675	19,003,331
Series A, 5.00%, 07/01/24	31,855	35,680,348
Series A, 5.00%, 07/01/25	4,120	4,783,227
Series A-1, 5.00%, 07/01/23	95	102,140
Series B, 5.00%, 07/01/23	415	446,189
Series B, 5.00%, 07/01/24	4,400	4,928,380
Series B-1, 5.00%, 07/01/22	155	159,367
Series B-1, 5.00%, 07/01/23	550	591,334
Series C, 5.00%, 07/01/22	810	832,823
Series C, 5.00%, 07/01/24	1,190	1,332,903
Series C, 5.00%, 07/01/25	5,000	5,804,887
Series C, 5.00%, 07/01/25 (Call 07/01/24)	520	581,015
Series C, 5.00%, 07/01/26	2,825	3,390,023
Series D, 5.00%, 07/01/26 (Call 07/01/24)	160	178,686
Serise A, 5.00%, 07/01/22	350	359,945
Los Rios Community College District GO, Series E, 3.00%, 08/01/25	2,275	2,487,127
Metropolitan Water District of Southern California RB
2.50%, 07/01/25	550	589,766
Series A, 2.25%, 07/01/24	585	613,479
Series A, 5.00%, 07/01/22	9,140	9,398,624
Series A, 5.00%, 07/01/24	2,900	3,247,452

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/25	$145	$168,510
Series B, 4.00%, 08/01/23 (Call 07/01/23)	640	678,236
Series B, 5.00%, 08/01/22 (Call 07/01/22)	1,150	1,182,448
Series E, 5.00%, 07/01/22	300	308,489
Series E, 5.00%, 07/01/23	60	64,539
Mountain View Los Altos Union High School District/CA GO, 3.00%, 08/01/22	4,200	4,279,220
Orange County Water District COP
4.00%, 02/15/25 (Call 01/15/25)	7,500	8,325,085
Series A, 2.00%, 08/15/23 (Call 02/15/23)	1,275	1,301,846
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/22	2,550	2,611,480
Series A, 5.25%, 06/01/39 (PR 06/01/23)	3,680	3,957,383
Sacramento Municipal Utility District RB
Series A, VRDN,5.00%, 08/15/49 (Put 10/17/23)(a)(b)	2,820	2,998,176
Series E, 5.00%, 08/15/24	300	337,808
Series F, 5.00%, 08/15/23	285	308,264
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,680	1,832,232
5.00%, 11/15/25 (Call 11/15/24)	175	198,359
San Diego Community College District GO
5.00%, 08/01/28 (PR 08/01/22)	515	531,580
Series 2006, 5.00%, 08/01/43 (PR 08/01/23)	10,530	11,365,167
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/23	470	502,631
5.00%, 05/15/24	155	172,577
5.00%, 05/15/25	220	254,538
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(c)	1,035	1,033,903
Series D-2, 5.00%, 07/01/22	15,655	16,095,170
Series M-2, 5.00%, 07/01/22	5,000	5,140,584
San Diego Unified School District/CA RB
5.00%, 07/01/23	5,230	5,622,185
Series A, 4.00%, 06/30/22	3,500	3,578,522
San Francisco City & County Airport Commission San Francisco International Airport RB
Series D, 5.00%, 05/01/24	1,160	1,289,563
Series D, 5.00%, 05/01/25	2,300	2,651,536
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series C, VRDN,2.13%, 10/01/48 (Put 10/01/23)(a)(b)	6,000	6,145,372
San Mateo Foster City Public Financing Authority RB, Series B, 5.00%, 08/01/25	11,735	13,662,755
Santa Monica Community College District GO, 0.00%, 08/01/25(c)	1,930	1,876,273
Santa Monica-Malibu Unified School District GO, Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,610	1,737,694
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,980	3,117,680
Southern California Public Power Authority RB
Series A, 5.00%, 07/01/22	575	591,167
Series A, 5.00%, 04/01/24 (Call 01/01/24)	8,300	9,111,884
Series C, 5.00%, 07/01/24	150	168,013
State of California Department of Water Resources Power Supply Revenue RB, Series O, 5.00%, 05/01/22	6,160	6,284,513
State of California Department of Water Resources RB
Series AM, 5.00%, 12/01/25 (PR 06/01/23)	75	80,373
Series AS, 5.00%, 12/01/22	25	26,204
Series AS, 5.00%, 12/01/23	1,080	1,181,585
Series AS, 5.00%, 12/01/24	580	660,189

Security	Par (000)	Value

California (continued)
Series AX, 5.00%, 12/01/21	$4,695	$4,695,000
Series AX, 5.00%, 12/01/22	570	597,442
Series BA, 5.00%, 12/01/25	1,555	1,834,028
Series BB, 5.00%, 12/01/22	6,750	7,074,969
Series BB, 5.00%, 12/01/24	5,085	5,788,037
Series BB, 5.00%, 12/01/25	90	106,150
State of California GO
2.00%, 11/01/22	2,500	2,541,964
3.00%, 03/01/22	525	528,744
3.00%, 03/01/25	7,000	7,577,187
3.00%, 03/01/26	490	539,626
4.00%, 04/01/22	430	435,515
4.00%, 09/01/22	1,035	1,064,812
4.00%, 12/01/22	5,105	5,299,928
4.00%, 05/01/23	2,720	2,864,778
4.00%, 10/01/23	250	266,930
4.00%, 10/01/24	1,490	1,642,412
4.00%, 11/01/24	220	243,116
4.00%, 04/01/25	3,890	4,345,956
4.00%, 10/01/26	7,000	8,113,962
5.00%, 02/01/22	8,285	8,351,357
5.00%, 03/01/22	1,135	1,148,702
5.00%, 04/01/22	3,355	3,409,115
5.00%, 05/01/22	2,520	2,570,841
5.00%, 08/01/22	7,325	7,561,330
5.00%, 09/01/22	3,055	3,165,802
5.00%, 10/01/22	3,535	3,677,303
5.00%, 11/01/22	4,895	5,111,213
5.00%, 12/01/22	885	927,607
5.00%, 02/01/23	485	512,093
5.00%, 02/01/23 (Call 02/01/22)	1,520	1,532,021
5.00%, 03/01/23	680	720,630
5.00%, 04/01/23	6,375	6,780,598
5.00%, 08/01/23	10,085	10,876,068
5.00%, 09/01/23	6,100	6,601,474
5.00%, 09/01/23 (Call 09/01/22)	2,495	2,582,835
5.00%, 10/01/23	3,080	3,344,766
5.00%, 11/01/23	3,480	3,792,163
5.00%, 12/01/23	5,000	5,468,192
5.00%, 02/01/24 (Call 02/01/22)	205	206,621
5.00%, 02/01/24 (Call 02/01/23)	290	305,709
5.00%, 03/01/24	4,845	5,352,839
5.00%, 04/01/24	22,830	25,281,214
5.00%, 08/01/24	2,670	2,998,887
5.00%, 09/01/24	525	591,574
5.00%, 09/01/24 (Call 09/01/22)	2,525	2,616,579
5.00%, 10/01/24	2,605	2,944,753
5.00%, 11/01/24	4,450	5,046,419
5.00%, 11/01/24 (Call 11/01/23)	1,475	1,606,419
5.00%, 12/01/24 (Call 12/01/23)	5,980	6,534,921
5.00%, 02/01/25 (Call 02/01/22)	15	15,119
5.00%, 02/01/25 (Call 02/01/23)	615	648,091
5.00%, 03/01/25	4,970	5,699,921
5.00%, 04/01/25	21,255	24,448,170
5.00%, 05/01/25 (Call 05/01/24)	180	200,012
5.00%, 08/01/25	1,950	2,268,786
5.00%, 09/01/25	130	151,676
5.00%, 09/01/25 (Call 09/01/22)	2,205	2,284,973
5.00%, 09/01/25 (Call 09/01/23)	365	394,471
5.00%, 10/01/25	15,645	18,304,274

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 10/01/25 (Call 10/01/24)	$200	$225,842
5.00%, 11/01/25	8,965	10,517,684
5.00%, 11/01/25 (Call 11/01/23)	1,060	1,153,803
5.00%, 12/01/25	1,660	1,952,814
5.00%, 12/01/25 (Call 12/01/23)	430	470,627
5.00%, 03/01/26 (Call 03/01/25)	8,015	9,186,523
5.00%, 08/01/26	5,210	6,254,905
5.25%, 09/01/22	1,545	1,603,919
5.25%, 10/01/22	1,545	1,610,424
5.25%, 02/01/23	1,855	1,964,011
5.50%, 02/01/25	1,025	1,188,154
Series A, 5.00%, 09/01/22	345	357,513
Series A, 5.00%, 10/01/22	125	130,034
Series A, 5.00%, 10/01/23	240	260,631
Series A, 5.00%, 10/01/24	660	746,080
Series B, 5.00%, 08/01/22	5,920	6,110,999
Series B, 5.00%, 09/01/22	3,630	3,761,656
Series B, 5.00%, 08/01/23	2,310	2,491,197
Series B, 5.00%, 09/01/23	2,910	3,149,228
Series B, 5.00%, 08/01/24	3,510	3,942,355
Series B, 5.00%, 09/01/24	5,220	5,881,934
Series B, 5.00%, 08/01/25	685	796,984
Series B, 5.00%, 09/01/25	450	525,032
Series B, 5.00%, 11/01/25	8,105	9,508,737
Series C, 5.00%, 09/01/26 (Call 09/01/25)	225	262,516
University of California RB
Series AF, 5.00%, 05/15/22	550	562,158
Series AF, 5.00%, 05/15/23	175	187,150
Series AK, VRDN,5.00%, 05/15/48 (Put 05/15/23)(a)(b)	18,195	19,444,443
Series AO, 5.00%, 05/15/22	125	127,763
Series AO, 5.00%, 05/15/23	1,195	1,277,967
Series AO, 5.00%, 05/15/24	430	479,322
Series AO, 5.00%, 05/15/25	1,330	1,538,302
Series AY, 5.00%, 05/15/24	690	769,144
Series I, 5.00%, 05/15/23	705	753,947
Series I, 5.00%, 05/15/24	205	228,300
Series I, 5.00%, 05/15/26 (Call 05/15/25)	350	404,555
		822,663,472
Colorado — 0.8%
Board of Governors of Colorado State University System RB, Series E, 5.00%, 03/01/38 (PR 03/01/23) (HERBIP)	2,055	2,177,518
City & County of Denver Co. Airport System Revenue RB
Series A, 5.00%, 11/15/23	1,665	1,815,873
Series A, 5.00%, 11/15/24	5,080	5,756,473
Series B, 5.00%, 11/15/25 (Call 11/15/22)	1,265	1,322,472
Series D, VRDN,5.00%, 11/15/31 (Put 11/15/22)(a)(b)	2,000	2,088,308
City & County of Denver Co. GO, Series C, 5.00%, 08/01/22	1,160	1,197,346
City of Aurora Co. Water Revenue RB, 5.00%, 08/01/41 (PR 08/01/26)	2,000	2,406,226
Colorado State Education Loan Program RB, Series A, 4.00%, 06/29/22	8,000	8,180,509
Denver City & County School District No. 1 GO
4.00%, 12/01/26 (SAW)	9,360	10,900,709
5.00%, 12/01/22 (SAW)	3,885	4,071,637
Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	1,015	1,063,656
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	605	634,002
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(c)	1,600	1,596,282

Security	Par (000)	Value

Colorado (continued)
Jefferson County School District R-1 GO, 5.00%, 12/15/22 (SAW)	$5,315	$5,580,053
University of Colorado RB VRDN,2.00%, 06/01/51 (Put 10/15/25)(a)(b)	250	262,796
VRDN,2.00%, 06/01/51 (Put 10/15/26)(a)(b)	250	263,650
Series B, 5.00%, 06/01/41 (PR 06/01/22)	420	430,105
Series C, VRDN,2.00%, 06/01/54 (Put 10/15/24)(a)(b)	2,500	2,603,963
		52,351,578
Connecticut — 2.4%
Connecticut State Health & Educational Facilities Authority RB
Series 2010-A, VRDN,0.25%, 07/01/49 (Put 02/09/24)(a)(b)	4,000	3,982,576
Series 2014-A, VRDN,1.10%, 07/01/48 (Put 02/07/23)(a)(b)	8,300	8,380,682
Series 2015-A, VRDN,0.38%, 07/01/35 (Put 07/12/24)(a)(b)	3,265	3,259,842
Series A-1, VRDN,5.00%, 07/01/42 (Put 07/01/22)(a)(b)	1,725	1,773,296
Series A-2, VRDN,5.00%, 07/01/42 (Put 07/01/22)(a)(b)	2,450	2,518,594
Series C-2, VRDN,5.00%, 07/01/57 (Put 02/01/23)(a)(b)	6,960	7,346,266
Series U-2, VRDN,2.00%, 07/01/33 (Put 02/08/22)(a)(b)	1,125	1,128,789
Metropolitan District (The) RB, Series A, 5.00%, 04/01/36 (PR 04/01/22)	5,000	5,080,140
State of Connecticut GO
Series A, 3.00%, 01/15/22	2,195	2,202,550
Series A, 4.00%, 01/15/26	2,250	2,562,979
Series A, 5.00%, 01/15/22	1,610	1,619,382
Series A, 5.00%, 03/15/22	5,480	5,556,374
Series A, 5.00%, 04/15/22	4,285	4,362,044
Series A, 5.00%, 01/15/23	1,470	1,548,373
Series A, 5.00%, 03/15/23	565	599,477
Series A, 5.00%, 04/15/23	1,650	1,757,004
Series A, 5.00%, 10/15/23	2,600	2,826,504
Series A, 5.00%, 03/15/24	50	55,267
Series A, 5.00%, 04/15/24	830	920,242
Series A, 5.00%, 10/15/24 (Call 10/15/23)	5,070	5,511,129
Series A, 5.00%, 01/15/25	105	119,769
Series A, 5.00%, 04/15/25	4,975	5,724,700
Series A, 5.00%, 10/15/25 (Call 10/15/23)	1,000	1,086,210
Series A, 5.00%, 01/15/26	20	23,595
Series B, 3.00%, 04/15/22	555	560,881
Series B, 3.00%, 06/01/25	1,535	1,667,814
Series B, 5.00%, 01/15/22	1,630	1,639,498
Series B, 5.00%, 02/15/22	5,125	5,175,660
Series B, 5.00%, 04/15/23	5,515	5,872,652
Series B, 5.00%, 04/15/23 (Call 04/15/22)	1,050	1,068,391
Series B, 5.00%, 05/15/23	725	774,785
Series B, 5.00%, 01/15/24	3,070	3,370,845
Series B, 5.00%, 05/15/24	3,075	3,420,491
Series B, 5.00%, 04/15/25	150	172,604
Series B, 5.00%, 05/15/25	2,260	2,608,060
Series C, 3.00%, 06/01/22	850	862,090
Series C, 4.00%, 06/15/24	35	38,176
Series C, 5.00%, 06/01/22	4,105	4,204,179
Series C, 5.00%, 06/15/22	560	574,580
Series C, 5.00%, 07/15/22	2,500	2,575,130
Series C, 5.00%, 06/01/23 (Call 06/01/22)	2,210	2,261,959
Series C, 5.00%, 06/15/23	525	563,045
Series C, 5.00%, 06/01/24 (Call 06/01/22)	1,430	1,463,323
Series C, 5.00%, 07/15/24	760	850,864

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series D, 5.00%, 06/15/22	$200	$205,207
Series D, 5.00%, 04/15/24	735	814,913
Series E, 5.00%, 09/15/22	1,205	1,250,857
Series E, 5.00%, 10/15/22	3,145	3,277,233
Series E, 5.00%, 10/15/23	3,425	3,723,375
Series E, 5.00%, 08/15/24 (Call 08/15/23)	605	653,110
Series E, 5.00%, 10/15/24	175	197,795
Series E, 5.00%, 10/15/26	1,500	1,811,217
Series F, 5.00%, 11/15/25	470	551,492
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/23	525	569,827
5.00%, 01/01/24 (Call 01/01/23)	325	341,704
5.00%, 05/01/26	125	148,494
5.00%, 11/01/26	1,200	1,447,023
Series A, 4.00%, 05/01/23	2,165	2,279,287
Series A, 4.00%, 05/01/24	1,470	1,596,655
Series A, 5.00%, 01/01/22	955	958,755
Series A, 5.00%, 08/01/22	2,085	2,152,127
Series A, 5.00%, 09/01/22	520	538,812
Series A, 5.00%, 10/01/22	145	150,827
Series A, 5.00%, 08/01/23	240	258,784
Series A, 5.00%, 09/01/23	1,020	1,103,478
Series A, 5.00%, 10/01/23	3,480	3,777,141
Series A, 5.00%, 01/01/24	125	136,953
Series A, 5.00%, 01/01/24 (Call 01/01/23)	1,640	1,724,292
Series A, 5.00%, 05/01/24	1,430	1,587,521
Series A, 5.00%, 08/01/24	1,280	1,434,758
Series A, 5.00%, 09/01/24	2,035	2,288,275
Series A, 5.00%, 10/01/24 (Call 10/01/23)	595	645,919
Series A, 5.00%, 01/01/25	205	233,106
Series A, 5.00%, 05/01/25	2,200	2,530,591
Series A, 5.00%, 08/01/25	60	69,595
Series A, 5.00%, 09/01/25	2,870	3,338,067
Series A, 5.00%, 09/01/25 (Call 09/01/24)	1,520	1,709,624
Series A, 5.00%, 10/01/25 (Call 10/01/23)	25	27,135
Series A, 5.00%, 01/01/26	215	252,758
Series A, 5.00%, 05/01/26	1,830	2,173,956
Series B, 5.00%, 10/01/22	1,025	1,066,190
Series B, 5.00%, 10/01/25	390	454,835
		157,152,499
Delaware — 0.5%
Delaware Transportation Authority RB
5.00%, 07/01/22	5,605	5,763,263
5.00%, 07/01/26	2,235	2,679,775
State of Delaware GO
5.00%, 01/01/26	6,410	7,581,243
5.00%, 02/01/26	5,000	5,929,922
Series A, 5.00%, 08/01/22	1,475	1,522,387
Series A, 5.00%, 03/01/23	2,185	2,315,552
Series A, 5.00%, 01/01/26	2,690	3,181,520
Series B, 5.00%, 07/01/23	1,550	1,667,001
		30,640,663
District of Columbia — 1.1%
District of Columbia GO
4.00%, 02/01/26	2,110	2,408,984
5.00%, 10/15/22	300	312,560
Series A, 5.00%, 06/01/22	6,165	6,313,950
Series A, 5.00%, 06/01/23	615	658,481
Series A, 5.00%, 06/01/24 (Call 06/01/23)	535	572,742

Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.00%, 06/01/25	$1,945	$2,250,180
Series A, 5.00%, 06/01/25 (Call 06/01/23)	50	53,488
Series A, 5.00%, 10/15/25	260	304,583
Series B, 5.00%, 06/01/22	6,595	6,754,339
Series B, 5.00%, 06/01/23	3,195	3,420,892
Series B, 5.00%, 06/01/24	445	496,212
District of Columbia RB
5.00%, 03/01/26	130	154,118
Series A, 5.00%, 12/01/23 (Call 12/01/22)	3,300	3,456,556
Series A, 5.00%, 12/01/24 (Call 12/01/22)	585	612,802
Series B, 5.00%, 10/01/22	4,715	4,904,071
Series B, 5.00%, 10/01/23	2,115	2,296,404
Series B, 5.00%, 10/01/24	1,500	1,693,818
Series B, 5.00%, 10/01/25	45	52,630
Series C, 5.00%, 10/01/23	295	320,302
Series C, 5.00%, 10/01/24	11,155	12,596,357
Series C, 5.00%, 05/01/26	825	983,237
Series C, 5.00%, 10/01/26	7,710	9,307,102
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/48 (PR 10/01/23)	5,550	6,031,585
Series B, 5.00%, 10/01/25	125	146,455
Washington Metropolitan Area Transit Authority RB
Series A, 5.00%, 07/15/23	1,000	1,076,761
Series A, 5.00%, 07/15/25	4,000	4,651,613
Series A, 5.00%, 07/15/26	500	600,472
		72,430,694
Florida — 2.7%
Central Florida Expressway Authority RB
5.00%, 07/01/26 (AGM)	5,050	6,052,441
Series B, 5.00%, 07/01/26	1,310	1,566,760
County of Broward FL Airport System Revenue RB, Series Q-1, 5.00%, 10/01/37 (PR 10/01/22)	8,005	8,327,168
County of Miami-Dade FL GO, 5.00%, 07/01/23	575	618,118
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/42 (PR 07/01/22)	7,130	7,330,049
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	2,030	2,110,359
5.00%, 10/01/23	1,555	1,687,774
5.00%, 10/01/24	2,065	2,329,948
Hillsborough County School Board COP, 5.00%, 07/01/28 (PR 07/01/22)	10,705	11,005,353
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	710	738,410
Series A, 5.00%, 10/01/23	430	466,964
Series A, 5.00%, 10/01/26	10,130	12,244,512
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	275	282,650
5.00%, 07/01/35 (PR 07/01/23)	670	719,134
School Board of Miami-Dade County (The) COP, Series B, 5.00%, 05/01/26 (Call 05/01/25)	2,225	2,548,756
State of Florida Department of Transportation Turnpike System Revenue RB
5.00%, 07/01/23	4,765	5,123,104
5.00%, 07/01/25	5,425	6,292,000
5.00%, 07/01/26	5,630	6,741,931
Series A, 2.88%, 07/01/25 (Call 07/01/22)	300	304,210
Series A, 5.00%, 07/01/23	1,250	1,343,941
State of Florida GO
5.00%, 06/01/25	4,000	4,633,667

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
5.00%, 06/01/26 (Call 06/01/25)	$4,035	$4,658,979
5.00%, 07/01/26	3,185	3,818,830
Series A, 5.00%, 06/01/22	19,515	19,986,494
Series A, 5.00%, 06/01/23	19,695	21,099,793
Series A, 5.00%, 07/01/24	565	632,538
Series B, 5.00%, 06/01/24	5,000	5,580,731
Series B, 5.00%, 06/01/24 (Call 06/01/22)	1,490	1,525,923
Series B, 5.00%, 06/01/25	6,000	6,950,501
Series B, 5.00%, 06/01/25 (Call 06/01/22)	145	148,496
Series C, 5.00%, 06/01/22	5,000	5,120,803
Series C, 5.00%, 06/01/24	5,000	5,580,731
Series D, 5.00%, 06/01/22	1,570	1,607,932
Series G, 5.00%, 06/01/25	1,000	1,158,417
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/24	1,765	1,974,039
Tampa-Hillsborough County Expressway Authority RB, Series A, 5.00%, 07/01/37 (PR 07/01/22)	10,050	10,330,539
		172,641,995
Georgia — 2.5%
City of Atlanta GA Airport Passenger Facility Charge RB
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,210	2,417,445
Series F, 5.00%, 07/01/22	1,975	2,030,766
Series F, 5.00%, 07/01/23	740	795,491
City of Atlanta GA Department of Aviation RB, Series A, 5.00%, 07/01/25	2,035	2,358,650
County of Forsyth GA GO, 5.00%, 09/01/25	10,050	11,754,329
Georgia Ports Authority RB
5.00%, 07/01/25	500	579,714
5.00%, 07/01/26	520	623,222
Georgia State Road & Tollway Authority RB
5.00%, 06/01/24	1,680	1,874,232
5.00%, 06/01/25	4,405	5,094,503
5.00%, 06/01/26	4,075	4,863,284
Gwinnett County School District GO
5.00%, 02/01/22	2,500	2,519,981
5.00%, 08/01/22 (SAW)	2,280	2,353,405
Gwinnett County Water & Sewerage Authority RB, 4.00%, 08/01/23	11,335	12,041,953
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/25	1,710	1,924,618
Municipal Electric Authority of Georgia RB, Series A-R, 5.00%, 01/01/23	1,000	1,050,279
Private Colleges & Universities Authority RB, Series B, 5.00%, 09/01/25	6,195	7,220,398
State of Georgia GO
5.00%, 07/01/23	640	688,310
Series A, 5.00%, 07/01/22	7,650	7,866,463
Series A, 5.00%, 08/01/22	205	211,614
Series A, 5.00%, 07/01/23	5,215	5,606,923
Series A, 5.00%, 07/01/25	4,810	5,591,763
Series A, 5.00%, 08/01/25	10,075	11,746,072
Series A, 5.00%, 07/01/26	3,010	3,613,536
Series A, 5.00%, 08/01/26	13,115	15,785,541
Series A1, 5.00%, 02/01/25	100	114,552
Series A-1, 5.00%, 02/01/22	290	292,328
Series A-1, 5.00%, 02/01/23	4,155	4,388,108
Series A-1, 5.00%, 02/01/24	5,530	6,092,905
Series A-1, 5.00%, 08/01/24	595	668,799
Series A-1, 5.00%, 02/01/25	230	263,470
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	305	335,551

Security	Par (000)	Value

Georgia (continued)
Series C, 4.00%, 09/01/22	$295	$303,497
Series C, 4.00%, 10/01/22	2,215	2,285,635
Series C, 4.00%, 10/01/23 (Call 10/01/22)	705	726,871
Series C, 4.00%, 10/01/24 (Call 10/01/22)	45	46,424
Series C, 5.00%, 09/01/23 (Call 09/01/22)	220	227,796
Series C1, 4.00%, 07/01/25	3,025	3,409,265
Series C-1, 5.00%, 07/01/24	1,530	1,714,153
Series E, 5.00%, 12/01/22	3,430	3,595,487
Series E, 5.00%, 12/01/23	665	727,550
Series E, 5.00%, 12/01/24	25	28,464
Series E, 5.00%, 12/01/25	6,285	7,410,040
Series E, 5.00%, 12/01/26	5,035	6,122,054
Series F, 5.00%, 01/01/23	3,345	3,519,549
Series F, 5.00%, 01/01/24	200	219,607
Series F, 5.00%, 01/01/25	6,900	7,880,222
Series F, 5.00%, 01/01/26	605	715,277
Series J-2, 4.50%, 11/01/22 (Call 12/31/21)	65	65,228
		161,765,324
Hawaii — 1.1%
City & County Honolulu HI Wastewater System Revenue RB, Series A, 5.00%, 07/01/42 (PR 07/01/22)	11,705	12,033,411
City & County of Honolulu HI GO, Series B, 5.00%, 03/01/25	4,970	5,699,920
State of Hawaii GO
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,240	1,240,000
Series EA, 5.00%, 12/01/22 (Call 12/01/21)	260	260,000
Series EA, 5.00%, 12/01/23 (Call 12/01/21)	2,000	2,000,000
Series EF, 5.00%, 11/01/23 (PR 11/01/22)	1,380	1,440,694
Series EF, 5.00%, 11/01/24 (PR 11/01/22)	3,105	3,241,562
Series EH, 5.00%, 08/01/25 (PR 08/01/23)	210	226,546
Series EO, 5.00%, 08/01/24	155	174,048
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	2,550	2,859,755
Series EP, 5.00%, 08/01/22	3,315	3,422,180
Series EP, 5.00%, 08/01/24	800	898,315
Series EY, 5.00%, 10/01/23	2,010	2,182,012
Series EY, 5.00%, 10/01/24	6,095	6,888,084
Series FB, 5.00%, 04/01/23	9,665	10,278,577
Series FH, 5.00%, 10/01/22	9,745	10,138,283
Series FH, 5.00%, 10/01/23	565	613,351
Series FH, 5.00%, 10/01/24	1,040	1,175,325
Series FT, 5.00%, 01/01/24	2,075	2,276,602
Series FT, 5.00%, 01/01/26	4,335	5,113,602
		72,162,267
Idaho — 0.2%
State of Idaho GO, 3.00%, 06/30/22	10,000	10,166,928

Illinois — 2.8%
Chicago O’Hare International Airport RB
Series B, 5.00%, 01/01/23	700	735,587
Series B, 5.00%, 01/01/24	200	219,124
Series C, 5.00%, 01/01/22	255	255,990
County of Cook IL GO, Series A, 5.00%, 11/15/22	4,500	4,705,777
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	13,255	15,561,907
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	5,555	6,316,598
Series A, 5.00%, 12/01/21	7,255	7,255,000
Series A, 5.00%, 12/01/22	1,265	1,324,988
Series B, 5.00%, 01/01/25	3,000	3,411,304
Series B, 5.00%, 01/01/26	1,135	1,333,326

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Sales Tax Securitization Corp. RB, Series A, 5.00%, 01/01/25	$515	$582,897
State of Illinois GO
5.00%, 02/01/22	3,930	3,961,175
5.00%, 08/01/22 (AGM)	300	309,549
5.00%, 02/01/23	8,150	8,586,037
5.00%, 08/01/23	325	349,342
5.00%, 02/01/24	8,400	9,203,180
5.00%, 05/01/24	3,000	3,315,675
5.00%, 08/01/24 (Call 08/01/22)	1,460	1,504,663
5.00%, 02/01/25	2,025	2,295,136
5.00%, 02/01/26	6,000	6,995,847
5.13%, 05/01/22	3,400	3,468,795
5.50%, 05/01/24	2,745	3,066,683
5.50%, 05/01/25	2,850	3,303,396
Series A, 5.00%, 12/01/21	1,250	1,250,000
Series A, 5.00%, 12/01/22	1,500	1,569,346
Series A, 5.00%, 03/01/23	1,000	1,057,089
Series A, 5.00%, 10/01/23	9,550	10,332,052
Series A, 5.00%, 12/01/23	1,400	1,524,456
Series A, 5.00%, 03/01/24	2,185	2,400,991
Series A, 5.00%, 11/01/24	6,045	6,792,855
Series A, 5.00%, 12/01/24	2,370	2,670,762
Series A, 5.00%, 03/01/25	1,905	2,164,884
Series A, 5.00%, 03/01/26	930	1,086,508
Series A, 5.25%, 05/01/23	1,000	1,067,719
Series B, 5.00%, 03/01/22	2,500	2,529,773
Series B, 5.00%, 10/01/22	1,600	1,662,041
Series B, 5.00%, 03/01/23	1,250	1,321,361
Series B, 5.00%, 03/01/24	1,750	1,922,991
Series B, 5.00%, 03/01/25	2,000	2,272,844
Series B, 5.00%, 03/01/26	1,000	1,168,288
Series C, 4.00%, 03/01/22	2,965	2,992,987
Series C, 4.00%, 03/01/24	4,340	4,672,249
Series D, 5.00%, 10/01/22	5,000	5,193,878
Series D, 5.00%, 11/01/22	12,600	13,135,732
Series D, 5.00%, 11/01/23	4,725	5,128,528
Series D, 5.00%, 11/01/24	1,805	2,028,305
Series D, 5.00%, 11/01/26	10,000	11,865,741
State of Illinois RB, 5.00%, 06/15/23	1,800	1,923,788
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/26	435	513,176
		178,310,320
Indiana — 0.6%
Indiana Finance Authority RB
5.00%, 02/01/24	1,380	1,521,105
5.00%, 02/01/26	1,000	1,180,086
Series 1, 5.00%, 10/01/22	2,080	2,162,695
Series 2, 5.00%, 10/01/23	1,000	1,085,770
Series 3, 5.00%, 10/01/25	2,200	2,573,033
Series A, 5.00%, 02/01/26	9,630	11,403,518
Series B, 5.00%, 02/01/23	3,570	3,769,423
Series B, 5.00%, 02/01/24	4,120	4,539,380
Series B, 5.00%, 02/01/25	2,065	2,363,394
Series C, 5.00%, 12/01/21	400	400,000
Series C, 5.00%, 12/01/23	540	590,906
Series C, 5.00%, 12/01/24	6,120	6,968,104
Series C, 5.00%, 12/01/25	670	789,933
Purdue University RB, 5.00%, 07/01/26	100	120,001
		39,467,348

Security	Par (000)	Value

Kansas — 0.2%
Kansas Development Finance Authority RB, 5.00%, 05/01/24	$5,000	$5,558,462
State of Kansas Department of Transportation RB
5.00%, 09/01/25	350	407,790
Series A, 5.00%, 09/01/22	3,340	3,460,366
Series A, 5.00%, 09/01/23	1,290	1,395,339
Series A, 5.00%, 09/01/24	130	146,332
Series A, 5.00%, 09/01/25 (Call 09/01/24)	285	320,760
Series B, 5.00%, 09/01/22	3,795	3,931,763
		15,220,812
Kentucky — 0.1%
Kentucky State Property & Building Commission RB
Series B, 5.00%, 08/01/22	905	933,457
Series B, 5.00%, 11/01/22	2,250	2,347,046
		3,280,503
Louisiana — 0.6%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/39 (PR 02/01/25)	3,200	3,662,402
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series A-1, 5.00%, 05/01/22	5,820	5,936,926
State of Louisiana GO
5.00%, 05/01/23	475	506,564
5.00%, 04/01/25	150	172,696
Series B, 5.00%, 08/01/25	4,085	4,749,578
Series C, 5.00%, 07/15/22	8,420	8,672,503
Series C, 5.00%, 07/15/23 (PR 07/15/22)	3,500	3,604,774
Series C, 5.00%, 08/01/23	85	91,608
Series C, 5.00%, 07/15/24 (PR 07/15/22)	650	669,458
Series C, 5.00%, 08/01/24	35	39,301
Series C, 5.00%, 08/01/25 (Call 08/01/24)	590	661,638
State of Louisiana RB
5.00%, 09/01/22	2,425	2,512,391
5.00%, 06/15/23	2,740	2,938,121
5.00%, 09/01/23	1,470	1,591,387
5.00%, 09/01/26	950	1,137,015
		36,946,362
Maine — 0.0%
State of Maine GO, 5.00%, 06/01/25	2,435	2,817,064

Maryland — 5.6%
County of Anne Arundel MD GOL, 5.00%, 10/01/25	1,000	1,171,640
County of Baltimore MD GO, 5.00%, 08/01/22	1,505	1,553,556
County of Charles MD GO, 5.00%, 10/01/22	4,475	4,655,215
County of Frederick MD GO
5.00%, 10/01/25	5,395	6,323,242
5.00%, 10/01/26	3,050	3,688,269
County of Harford MD GO, 5.00%, 07/01/23	445	478,591
County of Howard MD GO, Series A, 5.00%, 02/15/23	5,000	5,289,603
County of Montgomery MD GO
5.00%, 08/01/23	10,310	11,122,317
5.00%, 08/01/25	12,335	14,376,018
Series A, 4.00%, 11/01/31 (PR 11/01/24)	8,840	9,771,557
Series A, 5.00%, 11/01/23	3,000	3,270,317
Series A, 5.00%, 11/01/24	4,535	5,147,064
Series A, 5.00%, 11/01/25 (PR 11/01/24)	230	260,898
Series B, 5.00%, 11/01/23	1,925	2,098,453
Series B, 5.00%, 11/01/24	2,805	3,183,576
Series C, 5.00%, 10/01/22	11,820	12,296,010
Series C, 5.00%, 10/01/24	10,000	11,313,333

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Series C, 5.00%, 10/01/25	$1,405	$1,646,739
County of Prince George’s MD, 5.00%, 07/01/25	5,000	5,810,703
State of Maryland Department of Transportation RB
4.00%, 09/01/23	2,000	2,130,674
4.00%, 09/01/25	3,370	3,810,997
4.00%, 09/01/26	2,610	3,026,177
5.00%, 09/01/22	2,130	2,207,088
5.00%, 10/01/22	5,370	5,585,798
5.00%, 11/01/22	25	26,104
5.00%, 02/15/23	3,665	3,876,361
5.00%, 09/01/23	25	27,069
5.00%, 10/01/23	4,040	4,389,625
5.00%, 12/15/23	195	213,725
5.00%, 10/01/24	6,660	7,528,621
5.00%, 11/01/24	2,930	3,322,699
5.00%, 12/01/24	5,000	5,688,067
5.00%, 09/01/25	4,585	5,355,083
5.00%, 10/01/25	25	29,281
5.00%, 10/01/26	9,420	11,391,308
Series B, 5.00%, 12/01/23	10,000	10,942,705
State of Maryland GO
First Series, 4.00%, 06/01/25 (Call 06/01/24)	1,100	1,198,556
First Series, 5.00%, 06/01/22	2,605	2,667,938
First Series, 5.00%, 06/01/23	5,840	6,255,638
First Series, 5.00%, 06/01/24	5,700	6,365,066
First Series, 5.00%, 03/15/26	2,000	2,377,711
First Series, 5.00%, 06/01/26 (Call 06/01/24)	365	406,770
First Series A, 5.00%, 03/01/24 (PR 03/01/22)	4,040	4,088,465
Second Series A, 5.00%, 08/01/24	6,300	7,081,401
Second Series A, 5.00%, 08/01/25	11,865	13,828,249
Second Series A, 5.00%, 08/01/26	10,000	12,031,131
Second Series B, 5.00%, 08/01/22	970	1,001,229
Second Series B, 5.00%, 08/01/25	2,870	3,344,886
Series A, 5.00%, 03/01/22	2,070	2,094,937
Series A, 5.00%, 03/15/22	2,550	2,585,539
Series A, 5.00%, 03/01/23	5,565	5,896,782
Series A, 5.00%, 03/15/23	7,425	7,881,065
Series A, 5.00%, 08/01/23	10,050	10,841,831
Series A, 5.00%, 03/15/24	1,545	1,710,733
Series A, 5.00%, 08/01/24	2,000	2,248,064
Series A, 5.00%, 03/15/25	12,110	13,928,969
Series A, 5.00%, 08/01/25	455	530,287
Series A, 5.00%, 03/01/26 (PR 03/01/23)	45	47,683
Series A, 5.00%, 08/01/26	1,035	1,245,222
Series B, 4.00%, 08/01/23	4,885	5,188,828
Series B, 5.00%, 08/01/22	5,820	6,007,375
Series B, 5.00%, 08/01/24	22,700	25,515,524
Series B, 5.00%, 08/01/25	8,960	10,442,572
Series C, 5.00%, 08/01/22	3,690	3,808,800
Series C, 5.00%, 08/01/23	6,940	7,486,797
Series C, 5.00%, 08/01/24	3,340	3,754,267
Washington Suburban Sanitary Commission RB
5.00%, 06/01/22 (GTD)	485	496,743
5.00%, 06/01/23 (GTD)	125	133,916
5.00%, 06/01/24	100	111,668
5.00%, 06/15/24 (GTD)	150	167,759
5.00%, 06/01/25 (GTD)	6,455	7,480,022
5.00%, 06/01/26	6,475	7,749,828
		361,010,734

Security	Par (000)	Value

Massachusetts — 5.1%
City of Boston MA GO
5.00%, 03/01/26	$200	$237,660
5.00%, 04/01/26 (Call 04/01/25)	4,000	4,599,270
City of Cambridge MA GOL, 5.00%, 02/15/23	130	137,497
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,050	3,268,562
Commonwealth of Massachusetts GOL
3.00%, 12/01/26	495	552,696
5.00%, 11/01/24	7,000	7,942,563
Series A, 4.00%, 12/01/32 (PR 12/01/21)	1,635	1,635,000
Series A, 5.00%, 03/01/22	1,450	1,467,468
Series A, 5.00%, 03/01/23	3,770	3,995,745
Series A, 5.00%, 07/01/23	2,355	2,532,376
Series A, 5.00%, 01/01/24	7,620	8,365,369
Series A, 5.00%, 07/01/24	140	156,812
Series A, 5.00%, 03/01/25	8,890	10,204,963
Series A, 5.00%, 07/01/25	1,070	1,242,661
Series A, 5.00%, 01/01/26	695	820,445
Series A, 5.00%, 03/01/26	2,975	3,531,054
Series A, 5.00%, 07/01/26	5,320	6,381,373
Series A, 5.25%, 08/01/22	210	217,109
Series A, VRDN,5.00%, 06/01/44 (Put 06/01/23)(a)(b)	455	487,240
Series B, 5.00%, 07/01/22	4,750	4,883,838
Series B, 5.00%, 08/01/22	860	887,688
Series B, 5.00%, 07/01/23	2,910	3,129,177
Series B, 5.00%, 08/01/23	415	447,842
Series B, 5.00%, 11/01/23	2,500	2,726,273
Series B, 5.00%, 07/01/24	6,545	7,330,965
Series B, 5.00%, 07/01/25	3,090	3,588,618
Series B, 5.25%, 08/01/22	1,610	1,664,504
Series B, 5.25%, 09/01/22 (AGM)	10,500	10,901,229
Series B, 5.25%, 08/01/23	700	758,301
Series B, 5.25%, 09/01/23 (AGM)	400	435,067
Series B, 5.25%, 09/01/24 (AGM)	9,375	10,633,363
Series B, 5.25%, 09/01/25 (AGM)	1,110	1,306,727
Series C, 5.00%, 04/01/22	2,415	2,453,871
Series C, 5.00%, 07/01/22	645	663,174
Series C, 5.00%, 08/01/22	85	87,737
Series C, 5.00%, 10/01/22	160	166,430
Series C, 5.00%, 04/01/23	175	186,158
Series C, 5.00%, 07/01/23 (Call 07/01/22)	1,535	1,577,512
Series C, 5.00%, 07/01/24 (PR 07/01/22)	175	179,920
Series C, 5.00%, 08/01/24	725	814,717
Series C, 5.00%, 10/01/24	180	203,585
Series C, 5.00%, 08/01/25	1,925	2,241,992
Series C, 5.00%, 10/01/25	4,740	5,551,599
Series C, 5.00%, 07/01/27 (PR 07/01/22)	35	35,984
Series C, 5.50%, 12/01/22 (AMBAC)	105	110,600
Series C, 5.50%, 12/01/23 (AMBAC)	290	320,348
Series D, 5.00%, 07/01/23	355	381,738
Series D, 5.00%, 07/01/24	5,045	5,650,835
Series D, 5.00%, 04/01/25	1,965	2,262,322
Series D-2-R, VRDN,1.70%, 08/01/43 (Put 08/01/22)(a)(b)	1,500	1,514,757
Series E, 3.00%, 12/01/25	200	219,730
Series E, 5.00%, 11/01/22	15	15,663
Series E, 5.00%, 11/01/23	4,550	4,961,816
Series E, 5.00%, 11/01/24	1,035	1,174,365
Series E, 5.00%, 11/01/25 (AMBAC)	430	505,022

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series E, 5.00%, 09/01/28 (PR 09/01/22)	$2,910	$3,015,094
Series F, 5.00%, 11/01/24 (PR 11/01/22)	500	522,038
Series F, 5.00%, 11/01/25 (PR 11/01/22)	11,565	12,078,124
Series F, 5.00%, 11/01/26 (PR 11/01/22)	5,710	5,961,672
Series G, 5.00%, 09/01/25	50	58,398
Series H, 5.00%, 12/01/23	10,005	10,948,176
Series H, 5.00%, 12/01/24	2,170	2,470,018
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A, 5.00%, 06/01/22	6,185	6,333,804
Series A, 5.00%, 06/01/23	1,595	1,708,268
Series A, 5.00%, 06/01/25	3,980	4,607,489
Massachusetts Bay Transportation Authority RB, Series A, 5.00%, 07/01/24	7,950	8,900,310
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/22	3,725	3,829,957
Series A, 5.00%, 07/01/23	4,490	4,825,951
Series A-1, 5.00%, 07/01/24	1,295	1,449,087
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	10,380	10,714,184
5.00%, 08/01/25	8,175	9,524,433
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/22	395	406,896
Series A, 5.00%, 10/15/25	11,150	13,080,666
Massachusetts Health & Educational Facilities Authority RB, Serise K, 5.50%, 07/01/22	2,420	2,495,062
Massachusetts School Building Authority RB
5.00%, 02/15/23	640	676,989
5.00%, 11/15/41 (PR 11/15/25)	4,750	5,582,811
5.00%, 11/15/45 (PR 11/15/25)	4,550	5,347,746
Series A, 5.00%, 08/15/22	2,030	2,099,878
Series A, 5.00%, 08/15/22 (ETM)	110	113,701
Series A, 5.00%, 08/15/23 (Call 08/15/22)	2,540	2,625,837
Series A, 5.00%, 08/15/24 (Call 08/15/22)	5,135	5,306,186
Series A, 5.00%, 08/15/24 (PR 08/15/22)	915	945,786
Series A, 5.00%, 08/15/25 (PR 08/15/22)	440	454,963
Series A, 5.00%, 08/15/26 (PR 08/15/22)	155	160,271
Series A, 5.00%, 08/15/30 (PR 08/15/22)	5,145	5,319,969
Series A, 5.00%, 05/15/38 (PR 05/15/23)	6,720	7,181,611
Series A, 5.00%, 02/15/49 (PR 02/15/26)	7,000	8,288,232
Series B, 5.00%, 08/15/28 (PR 08/15/22)	6,170	6,379,826
Series B, 5.00%, 08/15/30 (PR 08/15/22)	14,420	14,910,388
Series C, 5.00%, 08/15/24	695	782,186
Series C, 5.00%, 08/15/25	165	192,489
Massachusetts State College Building Authority RB
5.00%, 05/01/38 (PR 05/01/25) (HERBIP)	5,000	5,764,207
Series B, 5.00%, 05/01/44 (PR 05/01/24) (HERBIP)	3,935	4,371,685
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, Series A, VRDN,5.00%, 01/01/39 (Put 01/01/23)(a)(b)	3,500	3,675,193
Massachusetts Water Resources Authority RB
Series C, 5.00%, 08/01/23	115	124,081
Series C, 5.00%, 08/01/23 (ETM)	25	26,932
University of Massachusetts Building Authority RB
Series 2021-1, 5.00%, 11/01/22	4,600	4,803,618
Series 2021-1, 5.00%, 11/01/23	3,915	4,269,343
		330,082,885

Security	Par (000)	Value

Michigan — 1.5%
City of Detroit MI Sewage Disposal System Revenue RB, Series A, 5.25%, 07/01/39 (PR 07/01/22)	$28,115	$28,948,961
Livonia Public Schools GO, Series I, 5.00%, 05/01/43 (PR 05/01/23)	16,850	17,984,593
Michigan Finance Authority RB
5.00%, 07/01/26 (Call 07/01/24) (AGM)	175	196,015
Series C-1, 5.00%, 07/01/44 (PR 07/01/22)	12,160	12,501,177
Series C-3, 5.00%, 07/01/24 (AGM)	1,610	1,794,060
Series C-3, 5.00%, 07/01/25 (Call 07/01/24) (AGM)	335	375,229
Michigan State Building Authority RB
Series I, 5.00%, 04/15/22	460	468,271
Series I, 5.00%, 04/15/23	1,320	1,406,546
Michigan State University RB, 5.00%, 08/15/22	125	129,239
State of Michigan GO
Series A, 5.00%, 12/01/21	1,445	1,445,000
Series A, 5.00%, 12/01/22	1,030	1,079,482
State of Michigan RB
5.00%, 03/15/22	1,610	1,631,825
5.00%, 03/15/24	2,475	2,733,297
5.00%, 03/15/25	1,090	1,248,709
5.00%, 03/15/26	5,255	6,225,335
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/22	1,630	1,704,858
5.00%, 11/15/23	800	872,656
5.00%, 11/15/24	1,000	1,133,480
University of Michigan RB
5.00%, 04/01/24	140	155,227
5.00%, 04/01/26	3,800	4,520,537
Series A, 5.00%, 04/01/23	340	361,679
Series A, 5.00%, 04/01/25	3,300	3,800,506
Series A, 5.00%, 04/01/26	1,250	1,488,202
Series B, VRDN,0.04%, 04/01/28 (Put 12/07/21)(a)(b)	4,500	4,500,000
Series C, VRDN,4.00%, 04/01/49 (Put 04/01/24)(a)(b)	1,000	1,070,162
		97,775,046
Minnesota — 2.2%
City of Minneapolis MN GO
4.00%, 12/01/24	1,665	1,844,551
4.00%, 12/01/26	2,235	2,605,290
Metropolitan Council GO
5.00%, 03/01/26	150	177,620
Series B, 5.00%, 12/01/22	10,000	10,482,468
Series B, 5.00%, 12/01/23	4,495	4,916,851
Series B, 5.00%, 12/01/24	13,500	15,327,413
Series B, 5.00%, 12/01/25	2,500	2,936,645
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	3,055	3,347,120
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/22	6,435	6,512,684
Series A, 5.00%, 03/01/23	3,685	3,904,697
State of Minnesota GO
Series A, 5.00%, 08/01/23	1,650	1,780,290
Series A, 5.00%, 08/01/25	8,775	10,213,021
Series A, 5.00%, 08/01/26	3,110	3,738,500
Series A, 5.00%, 09/01/26	14,130	17,028,877
Series B, 5.00%, 08/01/22	545	562,621
Series B, 5.00%, 08/01/24 (Call 08/01/22)	500	515,893
Series B, 5.00%, 09/01/24	5,000	5,631,099
Series B, 5.00%, 09/01/25	5,000	5,835,721
Series D, 5.00%, 08/01/22	3,125	3,226,025
Series D, 5.00%, 08/01/23	6,105	6,587,074

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Series D, 5.00%, 08/01/24	$9,325	$10,468,332
Series D, 5.00%, 10/01/24	1,530	1,728,621
Series D, 5.00%, 08/01/25	115	133,846
Series D, 5.00%, 08/01/26	3,580	4,303,483
Series E, 3.00%, 08/01/24	3,500	3,743,754
Series F, 5.00%, 10/01/22	385	400,505
Series F, 5.00%, 10/01/23	8,625	9,371,415
University of Minnesota RB, Series B, 5.00%, 12/01/21	2,560	2,560,000
		139,884,416
Mississippi — 0.1%
State of Mississippi GO
5.00%, 09/01/22	950	984,382
5.00%, 09/01/23	1,250	1,353,449
Series C, 5.00%, 10/01/24	375	423,568
Series F, 4.00%, 11/01/22	5,210	5,392,569
		8,153,968
Missouri — 1.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB, Series A, 5.00%, 10/01/33 (PR 10/01/22)	14,425	15,002,206
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/25	10,000	11,646,710
Metropolitan St Louis Sewer District RB, 5.00%, 05/01/26	785	936,322
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/22	6,125	6,248,832
Series A, 5.00%, 05/01/23	1,530	1,633,474
Series A, 5.00%, 05/01/24	4,695	5,225,421
Series A, 5.00%, 05/01/26	300	357,685
Series A, 5.00%, 05/01/26 (Call 05/01/24)	1,380	1,532,654
Series B, 5.00%, 05/01/22	6,170	6,294,742
Series S, 5.00%, 05/01/23	170	181,497
Missouri State Board of Public Buildings RB
Series B, 5.00%, 10/01/22	5,000	5,200,071
Series B, 5.00%, 10/01/24	15,000	16,947,261
Missouri State Environmental Improvement & Energy Resources Authority RB, 5.00%, 01/01/22	355	356,399
		71,563,274
Nebraska — 0.1%
Nebraska Public Power District RB
5.00%, 01/01/23 (Call 01/01/22)	375	376,453
Series C, 5.00%, 01/01/24	2,000	2,193,436
Omaha Public Power District RB, Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,400	3,819,772
		6,389,661
Nevada — 0.7%
Clark County School District GOL
5.00%, 06/15/23	1,080	1,157,398
5.00%, 06/15/26	7,835	9,319,141
Series A, 5.00%, 06/15/23	600	642,999
Series A, 5.00%, 06/15/22	1,930	1,979,505
Series A, 5.00%, 06/15/23	1,840	1,971,864
Series B, 5.00%, 06/15/23	755	809,107
Series C, 5.00%, 06/15/22	525	538,524
Series D, 5.00%, 06/15/23	1,540	1,650,364
Series D, 5.00%, 06/15/24	150	166,910
County of Clark Department of Aviation RB
5.00%, 07/01/23	470	504,778
5.00%, 07/01/24	1,575	1,761,104
Series A, 5.00%, 07/01/23	4,505	4,838,347

Security	Par (000)	Value

Nevada (continued)
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	$1,645	$1,766,722
County of Clark NV RB
5.00%, 07/01/23	1,425	1,532,093
5.00%, 07/01/26	1,445	1,730,389
County of Washoe NV GOL, 5.00%, 07/01/26	5,045	6,038,866
Las Vegas Valley Water District GOL, Series A, 5.00%, 06/01/22	1,275	1,305,740
State of Nevada GOL
5.00%, 05/01/26	100	119,084
Series B, 5.00%, 11/01/25 (Call 05/01/25)	5	5,753
Series D, 5.00%, 04/01/24	1,505	1,667,202
Series D, 5.00%, 04/01/25	135	155,233
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	2,660	3,022,631
5.00%, 12/01/25	175	205,641
		42,889,395
New Hampshire — 0.2%
State of New Hampshire GO
Series C, 5.00%, 12/01/25	2,810	3,309,332
Series D, 5.00%, 12/01/24	10,000	11,372,917
		14,682,249
New Jersey — 3.8%
County of Bergen NJ GO, 5.00%, 10/15/22	1,265	1,317,847
Essex County Improvement Authority RB, 5.25%, 12/15/22 (AMBAC)	2,705	2,847,183
New Jersey Economic Development Authority RB
5.00%, 06/15/23	650	695,332
5.00%, 06/15/25	3,000	3,445,333
Series B, 5.00%, 11/01/22	340	354,536
Series B, 5.00%, 11/01/23 (SAP)	1,050	1,140,385
Series B, 5.00%, 11/01/25	700	813,435
Series BBB, 5.00%, 06/15/22	2,500	2,563,028
Series D, 5.00%, 06/15/25	1,000	1,148,444
Series II, 5.00%, 03/01/22	425	429,959
Series II, 5.00%, 03/01/23 (Call 03/01/22)	500	505,661
Series II, 5.00%, 03/01/26 (Call 03/01/22)	470	475,305
Series II, 5.00%, 03/01/27 (PR 03/01/22)	755	764,057
Series N-1, 5.50%, 09/01/24 (AMBAC)	5,850	6,621,550
Series N-1, 5.50%, 09/01/25 (AGM)	3,475	4,100,700
Series NN, 5.00%, 03/01/22	4,665	4,719,428
Series NN, 5.00%, 03/01/23	2,440	2,579,146
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	1,740	1,837,894
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	4,150	4,382,945
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	635	711,567
Series XX, 5.00%, 06/15/23 (SAP)	1,685	1,802,515
New Jersey Educational Facilities Authority RB
5.00%, 07/01/22	480	493,582
Series C, 5.00%, 03/01/24	450	497,489
Series C, 5.00%, 03/01/26	6,770	8,041,653
New Jersey Transportation Trust Fund Authority RB
5.00%, 12/15/24	4,510	5,095,223
5.00%, 12/15/25	3,620	4,222,266
5.00%, 12/15/26	1,000	1,200,935
5.25%, 12/15/21 (NPFGC)	695	696,259
Series A, 0.00%, 12/15/23(c)	2,525	2,484,400
Series A, 0.00%, 12/15/26(c)	675	631,335
Series A, 5.00%, 06/15/22	1,960	2,009,521
Series A, 5.00%, 06/15/23	5,750	6,153,779

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series A, 5.00%, 12/15/23	$1,150	$1,256,481
Series A, 5.00%, 06/15/24	4,530	5,038,243
Series A, 5.00%, 06/15/25	1,100	1,263,289
Series A, 5.00%, 06/15/26	1,010	1,196,100
Series A, 5.25%, 12/15/22	700	735,666
Series A, 5.50%, 12/15/21	3,990	3,997,589
Series A, 5.50%, 12/15/22	6,490	6,837,446
Series A, 5.50%, 12/15/23	9,155	10,095,382
Series A, 5.75%, 06/15/23 (NPFGC)	2,000	2,162,423
Series A-1, 5.00%, 06/15/24	1,415	1,573,756
Series AA, 5.00%, 06/15/22	1,660	1,701,851
Series AA, 5.00%, 06/15/22 (SAP)	845	866,303
Series AA, 5.00%, 06/15/23	2,050	2,192,971
Series B, 5.25%, 12/15/22 (AMBAC)	100	105,095
Series B, 5.25%, 12/15/23 (AMBAC)	7,015	7,700,051
Series B, 5.50%, 12/15/21 (NPFGC)	5,745	5,755,927
Series C, 0.00%, 12/15/24 (AMBAC)(c)	935	910,037
Series C, 0.00%, 12/15/25 (AMBAC)(c)	6,975	6,673,317
Series D, 5.00%, 12/15/23	2,245	2,452,870
Series D, 5.00%, 12/15/24	460	519,690
Series D, 5.25%, 12/15/23	5,300	5,817,573
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	2,740	2,882,058
Series A, 5.00%, 01/01/24 (PR 07/01/22)	750	771,159
Series A, 5.00%, 01/01/25 (PR 07/01/22)	110	113,103
Series A, 5.00%, 01/01/35 (PR 01/01/22)	1,225	1,229,821
Series A, 5.00%, 01/01/38 (PR 07/01/22)	16,410	16,872,964
Series A, 5.00%, 01/01/43 (PR 07/01/22)	7,865	8,086,890
Series B, 5.00%, 01/01/22	5,770	5,792,708
Series B, 5.00%, 01/01/23	4,415	4,637,474
Series B, 5.00%, 01/01/24 (PR 01/01/23)	2,585	2,719,022
Series B, 5.00%, 01/01/25 (PR 01/01/23)	1,970	2,072,136
Series B, 5.00%, 01/01/27 (PR 01/01/23)	1,125	1,183,327
Series B, 5.00%, 01/01/28 (PR 01/01/23)	2,510	2,640,133
Series C, 5.00%, 01/01/25	3,035	3,449,101
Series C-2, 5.50%, 01/01/25 (AMBAC)	1,010	1,163,217
State of New Jersey GO
2.00%, 06/01/24	4,810	4,991,732
Series A, 4.00%, 06/01/23	5,720	6,024,846
Series A, 5.00%, 06/01/24	5,365	5,966,777
Series A, 5.00%, 06/01/25	20,320	23,408,796
Series A, 5.00%, 06/01/26	4,945	5,862,906
Series T, 5.00%, 06/01/22	970	992,400
Series T, 5.00%, 06/01/23	15	16,023
		244,511,345
New Mexico — 0.7%
Albuquerque Bernalillo County Water Utility Authority RB, 5.00%, 07/01/22	1,050	1,079,460
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/23	5,625	6,031,247
Series A, 5.00%, 06/15/24	6,170	6,882,161
Series A, 5.00%, 06/15/25	1,400	1,619,134
Series A, 5.00%, 06/15/26	1,400	1,672,107
Series E, 5.00%, 06/15/24	1,845	2,060,444
Series SR, 4.00%, 06/15/22	2,425	2,475,011
Series SR, 5.00%, 06/15/22	2,475	2,539,301
State of New Mexico GO
5.00%, 03/01/24	225	248,745
Series B, 5.00%, 03/01/22	7,250	7,336,789
Series B, 5.00%, 03/01/23	220	233,088

Security	Par (000)	Value

New Mexico (continued)
Series B, 5.00%, 03/01/24	$190	$210,051
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/26	4,975	5,962,553
Series B, 4.00%, 07/01/22	2,055	2,100,616
Series B, 4.00%, 07/01/23	1,745	1,848,057
		42,298,764
New York — 17.0%
Battery Park City Authority RB
Series A, 5.00%, 11/01/22	215	224,476
Series A, 5.00%, 11/01/23	800	872,246
Series A, 5.00%, 11/01/25 (Call 11/01/23)	1,800	1,962,553
City of New York NY GO
5.00%, 08/01/26	485	582,023
Series 1, 5.00%, 08/01/22	4,790	4,944,214
Series 1, 5.00%, 08/01/23	2,145	2,314,377
Series 1, 5.00%, 08/01/24	700	785,826
Series 1, 5.00%, 08/01/25	885	1,029,680
Series 1, 5.00%, 08/01/26	1,585	1,902,884
Series 2015-A, 5.00%, 08/01/22	1,815	1,873,310
Series 2015-A, 5.00%, 08/01/23	145	156,450
Series A, 5.00%, 08/01/22	15,125	15,611,950
Series A, 5.00%, 08/01/23	4,655	5,022,576
Series A, 5.00%, 08/01/24	1,675	1,880,371
Series A, 5.00%, 08/01/24 (Call 12/31/21)	400	401,566
Series A, 5.00%, 08/01/25	2,405	2,798,170
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,665	1,868,198
Series A-1, 5.00%, 08/01/23	2,260	2,438,458
Series A-1, 5.00%, 08/01/25	2,240	2,606,196
Series A-2015, 5.00%, 08/01/24	4,690	5,265,038
Series B, 5.00%, 08/01/22	270	278,693
Series B, 5.00%, 08/01/23 (Call 08/01/22)	475	489,983
Series B, 5.00%, 08/01/24 (Call 08/01/22)	115	118,632
Series C, 5.00%, 08/01/22	4,560	4,706,810
Series C, 5.00%, 08/01/23	18,655	20,128,069
Series C, 5.00%, 08/01/24	18,555	20,830,015
Series C, 5.00%, 08/01/25	6,645	7,731,326
Series C, 5.00%, 08/01/26	2,230	2,677,244
Series C-1, 4.00%, 08/01/22	8,185	8,394,227
Series C-1, 5.00%, 08/01/23	1,695	1,828,844
Series C-1, 5.00%, 08/01/24	5,300	5,949,829
Series C-1, 5.00%, 08/01/25	1,615	1,879,021
Series D, 5.00%, 08/01/22	1,405	1,450,234
Series D, 5.00%, 08/01/23 (Call 02/01/23)	5,195	5,482,114
Series D, 5.00%, 08/01/24 (Call 02/01/23)	1,180	1,244,632
Series E, 5.00%, 08/01/22	1,335	1,377,980
Series E, 5.00%, 08/01/23	5,020	5,416,398
Series E, 5.00%, 08/01/24	1,895	2,127,345
Series E, 5.00%, 08/01/24 (Call 02/01/23)	1,850	1,951,330
Series E, 5.00%, 08/01/25	6,105	7,103,047
Series E, 5.00%, 08/01/25 (Call 02/01/23)	240	253,058
Series E, 5.00%, 08/01/26	865	1,038,483
Series E, 5.25%, 08/01/22	105	108,555
Series E-3, 5.00%, 08/01/23 (Call 12/31/21)	560	562,144
Series F, 5.00%, 08/01/22 (Call 02/01/22)	1,205	1,214,579
Series F, 5.00%, 08/01/23 (Call 02/01/22)	890	896,932
Series F, 5.00%, 08/01/24 (Call 02/01/22)	1,595	1,607,882
Series F, 5.00%, 08/01/25 (Call 02/01/22)	210	211,696
Series F-1, 5.00%, 06/01/25	945	1,093,275
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	5,000	5,298,746
Series F6, VRDN,0.04%, 06/01/44 (Put 12/01/21)(a)(b)	10,000	10,000,000

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series G, 5.00%, 08/01/22	$1,660	$1,713,444
Series G, 5.00%, 08/01/23	5,140	5,545,874
Series G-1, 5.00%, 04/01/22	2,265	2,301,457
Series G-1, 5.00%, 04/01/23 (PR 04/01/22)	2,405	2,442,815
Series I, 5.00%, 08/01/22	2,755	2,843,697
Series I, 5.00%, 08/01/23 (Call 08/01/22)	350	360,992
Series I, 5.00%, 08/01/24 (Call 08/01/22)	1,510	1,557,686
Series J, 5.00%, 08/01/22	2,675	2,761,122
Series J, 5.00%, 08/01/23	2,975	3,209,918
Series J, 5.00%, 08/01/24	485	544,465
Series J, 5.00%, 08/01/24 (Call 08/01/23)	805	867,302
Series J, 5.00%, 08/01/26	450	540,251
Series J-4, 5.00%, 08/01/24	1,415	1,588,492
City of New York NY GOL
Series F-1, 4.00%, 03/01/25	7,200	8,025,554
Series F-1, 5.00%, 03/01/26	3,460	4,100,295
County of Westchester NY GOL, Series A, 5.00%, 01/01/22	125	125,491
Hudson Yards Infrastructure Corp., Series A, 5.00%, 02/15/24	255	281,281
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/22	1,485	1,499,370
Series A, 5.00%, 02/15/25	1,810	2,075,639
Series A, 5.00%, 02/15/26	445	528,425
Long Island Power Authority RB
1.00%, 09/01/25 (Call 09/01/23)	8,075	8,134,910
5.00%, 09/01/26	810	975,756
Series A, 5.00%, 09/01/42 (PR 09/01/22)	6,005	6,222,424
Series B, VRDN,0.85%, 09/01/50 (Put 09/01/25)(a)(b)	7,000	7,000,061
Series B, VRDN,1.50%, 09/01/51 (Put 09/01/26)(a)(b)	390	399,856
Series B, VRDN,1.65%, 09/01/49 (Put 09/01/24)(a)(b)	1,425	1,461,078
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/23 (Call 11/15/22)	2,000	2,090,237
Series A-1, 5.00%, 11/15/24	2,000	2,253,989
Series A-2, 5.00%, 11/15/23	1,265	1,376,886
Series B, 5.00%, 11/15/22	1,725	1,801,500
Series B, 5.00%, 11/15/23	3,135	3,412,282
Series B, 5.00%, 11/15/24	1,600	1,803,191
Series B, 5.00%, 11/15/25	2,275	2,642,111
Series B-1, 5.00%, 05/15/22	1,500	1,531,803
Series B-2, 3.00%, 11/01/22	7,270	7,457,131
Series C, 5.00%, 11/15/22	1,390	1,451,643
Series C, 5.00%, 11/15/25 (PR 11/15/24)	2,175	2,473,208
Series C-1, 5.00%, 11/15/23	565	614,973
Series C-1, 5.00%, 11/15/24	13,600	15,327,124
Series C-1, 5.00%, 11/15/25	3,530	4,099,735
Series C-1, 5.00%, 11/15/26	7,500	8,938,069
Series D-1, 5.00%, 11/01/22	3,560	3,711,556
Series D-1, VRDN,5.00%, 11/15/34 (Put 11/15/24)(a)(b)	5,000	5,623,410
Series E, 5.00%, 11/15/22	3,755	3,921,526
Series F, 5.00%, 11/15/22	1,790	1,869,383
Series F, 5.00%, 11/15/23 (Call 11/15/22)	1,040	1,086,704
Series F, 5.00%, 11/15/24 (Call 11/15/22)	5,965	6,227,008
Series F, 5.00%, 11/15/25	1,880	2,183,428
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,085	1,134,856
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/22 (SAW)	450	463,438
5.00%, 07/15/23 (SAW)	215	231,467
Series 2018, 5.00%, 07/15/23	330	354,906

Security	Par (000)	Value

New York (continued)
Series 2019, 5.00%, 07/15/23	$360	$387,573
Series S, 4.00%, 07/15/24 (SAW)	290	317,230
Series S1, 5.00%, 07/15/23 (Call 07/15/22) (SAW)	30	30,882
Series S-1, 5.00%, 07/15/24 (SAW)	2,645	2,967,393
Series S-1, 5.00%, 07/15/25 (SAW)	135	157,072
Series S2, 5.00%, 07/15/25 (Call 07/15/22) (SAW)	120	123,583
Series S-3, 5.00%, 07/15/24 (SAW)	1,205	1,349,518
Series S-3, 5.00%, 07/15/25 (SAW)	605	702,492
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 11/01/22	225	230,768
4.00%, 08/01/25	500	563,219
5.00%, 08/01/22	1,690	1,744,294
5.00%, 11/01/22	7,710	8,048,367
5.00%, 11/01/23	6,145	6,697,459
5.00%, 05/01/24	250	277,603
5.00%, 11/01/24	7,575	8,573,706
5.00%, 08/01/25	1,265	1,470,800
5.00%, 11/01/25	1,015	1,189,930
5.00%, 11/01/26	8,965	10,839,409
Series 21- A, 5.00%, 11/01/22	195	203,558
Series A, 5.00%, 08/01/25 (Call 08/01/22)	30	30,958
Series A-1, 5.00%, 05/01/22	3,230	3,295,166
Series A-1, 5.00%, 08/01/22	5,050	5,212,240
Series A-1, 5.00%, 08/01/23	5,135	5,538,686
Series A-1, 5.00%, 05/01/24	2,410	2,676,090
Series A-1, 5.00%, 08/01/24	6,785	7,607,265
Series A-1, 5.00%, 08/01/25	1,185	1,377,785
Series A-1, 5.00%, 11/01/26	9,495	11,480,222
Series A-3, 5.00%, 08/01/23	3,225	3,478,532
Series A-4, VRDN,0.04%, 08/01/45 (Put 12/01/21)(a)(b)	15,000	15,000,000
Series B, 5.00%, 11/01/22	305	318,385
Series B, 5.00%, 11/01/23 (Call 11/01/22)	1,245	1,298,522
Series B, 5.00%, 11/01/24 (Call 11/01/22)	730	762,037
Series B, 5.00%, 11/01/25 (Call 11/01/22)	665	694,122
Series C, 5.00%, 11/01/22	2,345	2,447,915
Series C, 5.00%, 11/01/23	1,545	1,683,901
Series C, 5.00%, 11/01/24	190	215,050
Series C, 5.00%, 11/01/25	1,025	1,201,653
Series C, 5.00%, 11/01/25 (Call 05/01/25)	405	467,647
Series C, 5.00%, 11/01/26 (Call 11/01/25)	3,100	3,634,268
Series C1, 5.00%, 05/01/22.	3,000	3,060,525
Series F-1, 5.00%, 05/01/22	525	535,592
Series F-1, 5.00%, 05/01/23 (Call 05/01/22)	40	40,788
Series F-1, 5.00%, 02/01/25 (Call 02/01/23)	300	316,396
New York City Water & Sewer System RB
5.00%, 06/15/25	180	208,656
Series AA-2, 5.00%, 06/15/23	1,690	1,813,667
Series BB2, 4.00%, 06/15/23	1,060	1,121,252
Series BB2, 4.00%, 06/15/24	1,395	1,523,459
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	6,710	7,344,249
Series CC, 5.00%, 06/15/23 (Call 12/15/21)	1,220	1,222,146
Series CC, VRDN,0.04%, 06/15/41 (Put 12/07/21)(a)(b)	1,700	1,700,000
Series CC-2, 5.00%, 06/15/22	18,390	18,868,031
Series CC-2, 5.00%, 06/15/24 (Call 12/15/22)	1,700	1,784,412
Series CC-2, 5.00%, 06/15/25	695	805,642
Series DD, 5.00%, 06/15/25	7,940	9,204,030
Series DD, 5.00%, 06/15/26	8,970	10,740,103
Series DD, VRDN,0.03%, 06/15/43 (Put 12/01/21)(a)(b)	15,000	15,000,000
Series DD-2, 5.00%, 06/15/22	7,455	7,648,326

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series DD-2, 5.00%, 06/15/24 (Call 12/15/22)	$890	$934,288
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	340	372,138
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	4,900	5,585,384
New York Municipal Bond Bank Agency RB
5.00%, 12/01/22 (SAW)	155	162,478
Series A, 5.00%, 12/01/21 (SAW)	1,025	1,025,000
New York State Dormitory Authority RB
5.00%, 05/15/22	100	102,192
5.00%, 05/15/24 (Call 05/15/22)	3,765	3,847,181
5.00%, 10/01/25	2,025	2,374,257
Series 1, 5.00%, 03/15/25	1,740	2,001,050
Series 2015, 5.00%, 03/15/26 (Call 09/15/25)	1,120	1,308,426
Series 2015 B-A, 5.00%, 03/15/23	665	706,025
Series 2015B-A, 5.00%, 03/15/22	11,235	11,392,239
Series A, 4.00%, 12/15/22	1,200	1,247,477
Series A, 5.00%, 12/15/21	3,915	3,921,928
Series A, 5.00%, 02/15/22	8,640	8,725,763
Series A, 5.00%, 03/15/22	12,070	12,238,925
Series A, 5.00%, 10/01/22	1,150	1,196,312
Series A, 5.00%, 10/01/22 (SAW)	705	733,270
Series A, 5.00%, 12/15/22	1,040	1,091,545
Series A, 5.00%, 02/15/23	3,835	4,055,232
Series A, 5.00%, 03/15/23	9,295	9,868,368
Series A, 5.00%, 05/15/23 (Call 05/15/22)	650	664,079
Series A, 5.00%, 10/01/23 (SAW)	50	54,279
Series A, 5.00%, 12/15/23 (Call 12/15/22)	1,730	1,816,134
Series A, 5.00%, 12/15/23 (PR 12/15/22)	2,235	2,345,353
Series A, 5.00%, 02/15/24	2,970	3,277,042
Series A, 5.00%, 03/15/24	21,605	23,917,052
Series A, 5.00%, 03/15/24 (Call 03/15/23)	710	753,515
Series A, 5.00%, 07/01/24	1,925	2,151,931
Series A, 5.00%, 07/01/24 (PR 07/01/23)	500	537,577
Series A, 5.00%, 10/01/24 (SAW)	335	377,263
Series A, 5.00%, 12/15/24 (Call 12/15/22)	1,515	1,589,739
Series A, 5.00%, 02/15/25	410	469,735
Series A, 5.00%, 02/15/25 (Call 02/15/24)	4,335	4,773,693
Series A, 5.00%, 03/15/25	10,955	12,598,566
Series A, 5.00%, 03/15/25 (Call 03/15/24)	100	110,678
Series A, 5.00%, 03/15/25 (PR 03/15/23)	1,640	1,741,040
Series A, 5.00%, 05/15/25 (Call 05/15/22)	400	408,713
Series A, 5.00%, 12/15/25 (Call 12/15/22)	15,770	16,546,281
Series A, 5.00%, 02/15/26	2,900	3,433,696
Series A, 5.00%, 03/15/26	4,575	5,432,861
Series A, 5.00%, 03/15/26 (Call 03/15/25)	1,815	2,084,404
Series A, 5.00%, 03/15/28 (PR 03/15/23)	215	228,246
Series A, 5.00%, 02/15/36 (PR 02/15/23)	12,000	12,692,700
Series A, 5.00%, 03/15/43 (PR 03/15/23)	10,000	10,616,100
Series A, 5.50%, 05/15/22 (AMBAC)	200	204,827
Series B, 5.00%, 03/15/22	1,715	1,739,002
Series B, 5.00%, 02/15/23	10,105	10,684,347
Series B, 5.00%, 03/15/23 (Call 03/15/22)	100	101,373
Series B, 5.00%, 02/15/24	1,005	1,108,429
Series B, 5.00%, 02/15/25	260	298,119
Series C, 5.00%, 03/15/22	3,160	3,204,226
Series C, 5.00%, 03/15/23	7,095	7,532,409
Series C, 5.00%, 03/15/24	15,795	17,484,078
Series C, 5.00%, 03/15/25	2,135	2,455,312
Series C, 5.00%, 03/15/25 (Call 03/15/24)	750	828,635
Series C, 5.00%, 03/15/26	185	219,978
Series D, 5.00%, 02/15/22	550	555,459

Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 02/15/23	$7,855	$8,308,430
Series D, 5.00%, 02/15/24	4,310	4,754,968
Series D, 5.00%, 02/15/25	6,795	7,790,374
Series D, 5.00%, 02/15/26	2,235	2,646,314
Series E, 5.00%, 03/15/22	5,765	5,845,684
Series E, 5.00%, 02/15/23	2,735	2,893,070
Series E, 5.00%, 03/15/23	1,575	1,672,048
Series E, 5.00%, 03/15/24	2,795	3,094,372
Series E, 5.00%, 02/15/25	2,850	3,267,839
Series E, 5.00%, 03/15/25	130	149,504
Series E, 5.00%, 03/15/26	385	457,792
Series E, 5.00%, 03/15/26 (Call 09/15/25)	2,965	3,457,743
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 06/15/22	395	405,305
Series A, 5.00%, 06/15/23	3,230	3,465,108
Series A, 5.00%, 06/15/23 (Call 06/15/22)	830	851,247
Series A, 5.00%, 06/15/24 (Call 06/15/22)	1,670	1,713,295
Series D, 5.00%, 06/15/22	185	189,827
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/22	1,620	1,646,130
Series A, 5.00%, 04/01/23 (Call 04/01/22)	460	467,293
New York State Thruway Authority RB
Series A-1, 5.00%, 03/15/23	5,495	5,833,993
Series A-1, 5.00%, 03/15/25	4,935	5,668,398
Series A-1, 5.00%, 03/15/26	5,000	5,933,651
Series I, 5.00%, 01/01/23 (Call 01/01/22)	35	35,136
Series I, 5.00%, 01/01/26 (PR 01/01/22)	225	225,887
Series I, 5.00%, 01/01/37 (PR 01/01/22)	15,255	15,315,161
Series I, 5.00%, 01/01/42 (PR 01/01/22)	1,415	1,420,580
Series J, 5.00%, 01/01/24	740	811,246
Series J, 5.00%, 01/01/25 (Call 01/01/24)	2,535	2,775,729
Series K, 5.00%, 01/01/23	165	173,444
Series K, 5.00%, 01/01/24	360	394,660
Series L, 5.00%, 01/01/22	765	767,995
Series L, 5.00%, 01/01/23	2,105	2,212,721
Series L, 5.00%, 01/01/24	100	109,628
Series L, 5.00%, 01/01/26	1,150	1,353,490
New York State Urban Development Corp. RB
5.00%, 03/15/24	6,340	7,003,710
5.00%, 03/15/25	3,095	3,549,479
5.00%, 03/15/25 (Call 03/15/24)	130	143,630
5.00%, 03/15/26	5,530	6,549,714
Series A, 5.00%, 03/15/22	19,230	19,499,015
Series A, 5.00%, 03/15/23	11,550	12,262,531
Series A, 5.00%, 03/15/24	18,525	20,471,576
Series A, 5.00%, 03/15/25	3,545	4,065,559
Series A, 5.00%, 03/15/26	4,605	5,454,147
Series A-1, 5.00%, 03/15/22	1,960	1,987,431
Series A-2, 5.50%, 03/15/23 (NPFGC)	185	197,600
Series A-2, 5.50%, 03/15/24 (NPFGC)	3,835	4,280,064
Series C, 5.00%, 03/15/23	490	520,229
Series C, 5.00%, 03/15/24 (Call 03/15/23)	11,260	11,951,623
Series C-1, 5.00%, 03/15/26	875	1,036,347
Series D, 5.00%, 03/15/22	3,880	3,934,303
Series D, 5.00%, 03/15/23	450	477,761
Series D, 5.00%, 03/15/24 (Call 03/15/23)	6,925	7,350,354
Series E, 5.00%, 03/15/23	14,965	15,888,207
Series E, 5.00%, 03/15/24	3,745	4,137,049
Series E, 5.00%, 03/15/24 (Call 03/15/23)	1,925	2,043,239

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series E, 5.00%, 03/15/25	$5,175	$5,934,913
Series E, 5.00%, 03/15/26	10,000	11,843,967
Series E, 5.00%, 03/15/26 (Call 03/15/23)	5,200	5,516,613
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/21	2,400	2,400,000
Series 179, 5.00%, 12/01/22	1,085	1,136,676
Series 179, 5.00%, 12/01/23	180	196,817
Series 179, 5.00%, 12/01/25 (Call 12/01/23)	500	546,503
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	100	115,284
Series 194, 5.00%, 10/15/25	515	603,958
Series 195, 5.00%, 10/15/26 (Call 10/15/25)	180	210,714
Series 205, 5.00%, 11/15/24	570	647,165
Series 205, 5.00%, 11/15/25	1,220	1,434,676
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/22	2,035	2,120,423
Series A, 5.00%, 10/15/23	4,830	5,256,854
Series A, 5.00%, 10/15/24	1,320	1,495,325
Series A, 5.00%, 10/15/25 (PR 10/15/24)	375	424,808
Triborough Bridge & Tunnel Authority RB
5.00%, 05/15/25	3,500	4,041,638
Series A, 5.00%, 11/15/22	3,665	3,831,511
Series A, 5.00%, 11/15/23	545	594,833
Series A, 5.00%, 11/15/23 (Call 05/15/23)	2,265	2,417,476
Series A, 5.00%, 11/15/24	555	629,256
Series A, 5.00%, 11/15/24 (Call 05/15/23)	5,355	5,717,856
Series A, 5.00%, 01/01/25 (PR 01/01/22)	200	200,785
Series A, 5.00%, 11/01/25	2,260	2,651,418
Series A, 5.00%, 01/01/28 (PR 01/01/22)	250	250,981
Series A, 5.25%, 01/01/28 (PR 01/01/22)	830	833,423
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/24)(a)(b)	1,925	1,995,177
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/26)(a)(b)	1,925	2,038,379
Series B, 5.00%, 11/15/22	1,170	1,223,387
Series B, 5.00%, 11/15/23 (Call 11/15/22)	5,535	5,782,299
Series B, 5.00%, 11/15/24 (Call 11/15/22)	3,160	3,302,323
Series B, 5.50%, 01/01/30 (PR 01/01/22)	8,990	9,028,887
Series B-1, 5.00%, 11/15/22	590	616,922
Series B-2, VRDN,5.00%, 05/15/50 (Put 05/15/26)(a)(b)	2,000	2,376,797
Series C-1, 5.00%, 11/15/25	5,190	6,087,656
Series C-1, 5.00%, 11/15/26	250	302,342
Series C-1B, VRDN,5.00%, 05/15/51 (Put 05/15/26)(a)(b)	2,500	2,969,786
Utility Debt Securitization Authority RB
Series A, 5.00%, 06/15/25 (Call 06/15/23)	6,625	7,100,844
Series A, 5.00%, 12/15/25 (Call 12/15/23)	425	464,990
Series B, 5.00%, 12/15/23 (Call 12/15/21)	20	20,035
Series B, 5.00%, 06/15/24 (Call 06/15/22)	20	20,513
Series B, 5.00%, 12/15/24 (Call 12/15/22)	1,935	2,030,251
		1,089,665,918
North Carolina — 4.2%
City of Charlotte NC COP
5.00%, 12/01/25	2,280	2,684,160
5.00%, 12/01/26	4,880	5,922,858
City of Charlotte NC Water & Sewer System Revenue RB, 5.00%, 07/01/23	4,350	4,677,636
City of Raleigh NC Combined Enterprise System Revenue RB, Series B, VRDN,0.04%, 03/01/35 (Put 12/07/21)(a)(b)	14,300	14,300,000
City of Winston-Salem NC Water & Sewer System Revenue RB
Series A, 5.00%, 06/01/23	1,000	1,071,327
Series A, 5.00%, 06/01/26	5,025	6,019,296

Security	Par (000)	Value

North Carolina (continued)
County of Guilford NC GO
5.00%, 03/01/22	$3,205	$3,243,610
5.00%, 03/01/24	4,260	4,708,551
County of Mecklenburg NC GO
Series A, 5.00%, 12/01/21	4,110	4,110,000
Series A, 5.00%, 09/01/22	3,345	3,466,577
Series A, 5.00%, 12/01/24	170	193,558
County of Wake NC GO
5.00%, 04/01/23	6,925	7,366,551
Series A, 5.00%, 03/01/22	3,035	3,071,639
Series A, 5.00%, 03/01/24	1,005	1,111,060
Series A, 5.00%, 03/01/25	125	143,665
Series C, 5.00%, 03/01/22	6,265	6,340,632
Series C, 5.00%, 03/01/23	10,105	10,711,392
Series C, 5.00%, 03/01/24	4,090	4,521,626
Series C, 5.00%, 03/01/25	2,435	2,798,584
County of Wake NC RB
5.00%, 03/01/26	1,250	1,482,478
Series A, 5.00%, 12/01/22	225	235,832
North Carolina State University at Raleigh RB, 5.00%, 10/01/28 (PR 10/01/23)	505	548,606
State of North Carolina GO
Series A, 5.00%, 06/01/22	7,380	7,558,681
Series A, 5.00%, 06/01/23	6,265	6,708,925
Series A, 5.00%, 06/01/24	9,900	11,052,481
Series A, 5.00%, 06/01/25	10,115	11,721,212
Series A, 5.00%, 06/01/26	17,425	20,872,883
Series B, 5.00%, 06/01/22	530	542,832
Series B, 5.00%, 06/01/23	40	42,834
Series B, 5.00%, 06/01/24	12,455	13,904,914
Series B, 5.00%, 06/01/25	1,230	1,425,318
Series C, 4.00%, 05/01/22	3,740	3,799,985
Series C, 5.00%, 05/01/22	3,305	3,371,679
Series D, 4.00%, 06/01/22	2,270	2,313,681
Series D, 4.00%, 06/01/23	1,540	1,626,123
State of North Carolina RB
5.00%, 03/01/22	5,285	5,348,657
5.00%, 03/01/23	3,710	3,930,225
5.00%, 03/01/24	1,030	1,136,980
5.00%, 03/01/25	3,585	4,110,259
5.00%, 03/01/26	1,600	1,896,091
Series A, 5.00%, 05/01/23	15,710	16,763,194
Series A, 5.00%, 05/01/24	13,395	14,887,684
Series B, 5.00%, 05/01/22	565	576,399
Series B, 5.00%, 05/01/23	8,575	9,149,866
Series B, 5.00%, 05/01/24	115	127,845
Series B, 5.00%, 06/01/24	5,650	6,301,722
Series B, 5.00%, 05/01/25	10,455	12,064,510
Series B, 5.00%, 06/01/25	3,445	3,986,839
Series C, 5.00%, 05/01/22	8,780	8,957,137
Series C, 5.00%, 05/01/23	505	538,855
Series C, 5.00%, 05/01/24	630	700,366
Series C, 5.00%, 05/01/26 (Call 05/01/24)	500	555,334
Town of Cary NC, 5.00%, 09/01/26	4,590	5,536,457
Town of Cary NC Combined Utility Systems Revenue RB, 5.00%, 12/01/42 (PR 12/01/22)	2,000	2,095,874
		272,335,480

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio — 2.6%
American Municipal Power Inc. RB
5.00%, 02/15/24	$650	$715,930
5.00%, 02/15/25	1,285	1,470,045
City of Columbus OH GO
5.00%, 04/01/25	4,985	5,737,484
Series 1, 5.00%, 07/01/23	1,645	1,768,627
Series 1, 5.00%, 07/01/25	110	127,708
Series 1, 5.00%, 07/01/26	425	509,364
Series 2017-1, 5.00%, 04/01/24	8,785	9,738,327
County of Cuyahoga OH RB, 5.00%, 12/01/32 (PR 12/01/24)	3,390	3,857,600
JobsOhio Beverage System RB, Series A, 5.00%, 01/01/38 (PR 01/01/23)	8,000	8,410,286
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/49 (PR 11/15/24)	1,460	1,658,741
Ohio State University (The) RB
5.00%, 12/01/25	1,700	1,997,656
5.00%, 12/01/26	705	854,498
Ohio Turnpike & Infrastructure Commission RB, Series A-1, 5.00%, 02/15/48 (PR 02/15/23)	5,180	5,475,128
Ohio Water Development Authority RB
5.00%, 06/01/24	150	167,263
5.00%, 06/01/26	1,930	2,307,139
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/22	2,310	2,365,693
5.00%, 12/01/22	845	885,594
5.00%, 06/01/23	3,465	3,708,898
5.00%, 12/01/23	3,405	3,721,687
Series 2015A, 5.00%, 06/01/24	205	228,429
Series 2015-A, 5.00%, 06/01/23	1,575	1,687,341
Series 2015-A, 5.00%, 12/01/23	400	437,203
Series 2015-A, 5.00%, 12/01/24	1,565	1,777,347
Series 2015-A, 5.00%, 06/01/25	5,360	6,194,941
Series 2015-A, 5.00%, 12/01/25	2,475	2,908,352
Series B, 5.00%, 06/01/22	2,100	2,150,630
State of Ohio GO
5.00%, 09/01/23	345	373,425
5.00%, 05/01/25	1,350	1,556,336
5.00%, 08/01/25	8,810	10,243,275
5.00%, 08/01/25 (ETM)	20	23,233
5.00%, 06/15/35 (PR 06/15/22)	15,000	15,389,086
5.00%, 02/01/38 (PR 02/01/26)	5,000	5,920,830
Series A, 5.00%, 08/01/22	190	196,130
Series A, 5.00%, 09/01/22	4,940	5,119,168
Series A, 5.00%, 09/15/22	1,000	1,038,137
Series A, 5.00%, 12/15/22	2,545	2,672,463
Series A, 5.00%, 09/15/23	1,570	1,702,108
Series A, 5.00%, 12/15/23	5,440	5,958,880
Series A, 5.00%, 09/15/24	275	310,089
Series A, 5.00%, 12/15/24	2,645	3,010,655
Series A, 5.00%, 09/15/25	275	321,040
Series B, 5.00%, 09/15/23	475	514,969
Series B, 5.00%, 08/01/24	10,185	11,430,881
Series B, 5.00%, 09/15/24	190	214,243
Series B, 5.00%, 09/15/25	3,070	3,583,968
Series C, 5.00%, 08/01/25	310	360,433
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	705	719,191
Series T, 5.00%, 11/01/23	5,910	6,441,332
Series U, 5.00%, 05/01/25	2,570	2,964,695

Security	Par (000)	Value

Ohio (continued)
Series U, 5.00%, 05/01/26	$9,020	$10,758,756
State of Ohio RB
5.00%, 12/15/23	325	355,999
5.00%, 04/01/26	210	249,224
Series 1, 5.00%, 12/15/22	1,160	1,217,723
Series 1, 5.00%, 12/15/23	340	372,430
Series 2, 5.00%, 12/15/24	1,260	1,435,419
		165,316,029
Oklahoma — 0.2%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	1,475	1,577,671
Oklahoma Municipal Power Authority RB, 5.00%, 01/01/26 (AGM)	6,000	7,053,722
Oklahoma Turnpike Authority RB
Series D, 4.00%, 01/01/23	835	869,376
Series D, 5.00%, 01/01/24	500	548,689
		10,049,458
Oregon — 1.2%
City of Portland OR GOL, 5.00%, 06/01/26	2,665	3,188,386
City of Portland OR Sewer System Revenue RB
Series B, 5.00%, 06/15/22	3,590	3,683,465
Series B, 5.00%, 06/15/23	2,335	2,505,712
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/23 (GTD)	10,000	10,731,102
5.00%, 06/15/25 (GTD)	5,035	5,832,711
Oregon State Lottery RB
Series A, 5.00%, 04/01/26 (Call 04/01/25) (MO)	1,550	1,780,079
Series C, 5.00%, 04/01/23	2,455	2,611,195
Series C, 5.00%, 04/01/24	4,720	5,228,701
Series D, 5.00%, 04/01/26 (Call 04/01/25) (MO)	5,460	6,270,473
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/22	1,440	1,506,416
Series A, 5.00%, 11/15/23	3,390	3,700,669
Series A, 5.00%, 11/15/24	10,805	12,264,337
Series A, 5.00%, 11/15/25	260	305,416
Series A, 5.00%, 11/15/25 (Call 11/15/24)	800	907,796
Series A, 5.00%, 11/15/26	200	242,417
Series A, 5.00%, 11/15/29 (PR 11/15/24)	1,650	1,874,605
Series A, 5.00%, 11/15/30 (PR 11/15/24)	2,200	2,499,473
Series A, 5.00%, 11/15/38 (PR 11/15/23)	460	502,289
State of Oregon GO
5.00%, 05/01/26	2,775	3,308,589
Series A, 5.00%, 05/01/22	8,830	9,007,397
Series A, 5.00%, 05/01/24	500	555,718
Series H, 5.00%, 05/01/23	325	346,932
		78,853,878
Pennsylvania — 2.7%
Allegheny County Sanitary Authority RB, 5.00%, 12/01/22	2,100	2,199,369
City of Philadelphia PA GO
Series A, 5.00%, 08/01/23	4,070	4,390,672
Series A, 5.00%, 05/01/24	1,720	1,908,146
Series A, 5.00%, 08/01/24	2,640	2,956,943
Series A, 5.00%, 08/01/25	2,165	2,511,220
Commonwealth of Pennsylvania GO
5.00%, 07/15/22	19,555	20,141,425
First Series, 5.00%, 04/01/22	1,835	1,864,473
First Series, 5.00%, 06/15/22	225	230,846
First Series, 5.00%, 07/01/22	2,145	2,205,311
First Series, 5.00%, 08/15/22	2,065	2,135,186
First Series, 5.00%, 01/01/23	2,715	2,856,066

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 5.00%, 03/01/23	$5,565	$5,897,505
First Series, 5.00%, 03/15/23	500	530,778
First Series, 5.00%, 04/01/23	2,125	2,260,199
First Series, 5.00%, 06/01/23 (PR 06/01/22)	320	327,699
First Series, 5.00%, 08/15/23	8,145	8,802,582
First Series, 5.00%, 01/01/24	3,775	4,136,795
First Series, 5.00%, 03/01/24	5,250	5,791,541
First Series, 5.00%, 03/15/24	425	469,560
First Series, 5.00%, 04/01/24 (PR 04/01/23)	75	79,761
First Series, 5.00%, 06/15/24	1,420	1,584,284
First Series, 5.00%, 07/01/24	975	1,089,672
First Series, 5.00%, 08/15/24	1,540	1,729,189
First Series, 5.00%, 09/15/24	1,140	1,284,101
First Series, 5.00%, 01/01/25	20,100	22,888,909
First Series, 5.00%, 02/01/25 (AGM)	1,120	1,282,604
First Series, 5.00%, 06/01/25 (PR 06/01/22)	3,990	4,085,995
First Series, 5.00%, 08/15/25	4,570	5,316,705
First Series, 5.00%, 09/15/25	1,700	1,983,214
First Series, 5.00%, 01/01/26	940	1,106,747
First Series 2020, 5.00%, 05/01/23	2,500	2,668,706
Second Series, 5.00%, 01/15/22	13,635	13,714,288
Second Series, 5.00%, 09/15/22	320	332,152
Second Series, 5.00%, 10/15/22	85	88,566
Second Series, 5.00%, 09/15/23	3,180	3,448,777
Second Series, 5.00%, 10/15/23	580	630,984
Second Series, 5.00%, 01/15/24	1,220	1,339,008
Second Series, 5.00%, 09/15/24	675	760,323
Second Series, 5.00%, 10/15/24 (Call 10/15/23)	650	707,393
Second Series, 5.00%, 09/15/25	560	653,294
Second Series, 5.00%, 10/15/25 (Call 10/15/23)	285	310,165
Delaware River Port Authority RB
Series B, 5.00%, 01/01/22	310	311,203
Series B, 5.00%, 01/01/23	1,700	1,787,757
Series B, 5.00%, 01/01/24	565	619,149
Series B, 5.00%, 01/01/25	655	745,450
Series B, 5.00%, 01/01/26	930	1,093,738
Pennsylvania Economic Development Financing Authority RB, 5.00%, 03/01/34 (PR 03/01/22)	4,090	4,138,547
Pennsylvania State University (The) RB, 5.00%, 03/01/25	670	769,103
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	775	811,672
5.00%, 12/01/25	160	188,154
Series A, 5.00%, 12/01/23	15	16,398
Series A-1, 5.00%, 12/01/23	190	207,711
Series A-2, 5.00%, 12/01/26	835	1,008,410
Series C, 5.00%, 12/01/43 (PR 12/01/23)	10,050	10,993,183
Township of Lower Merion PA GO, Series A, 5.00%, 01/15/25	1,380	1,574,566
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	7,990	9,095,596
		172,061,790
Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	340	364,475
Series A, 5.00%, 06/15/24	4,230	4,720,521
		5,084,996
South Carolina — 0.6%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/24 (Call 12/01/23)	1,080	1,179,677

Security	Par (000)	Value

South Carolina (continued)
5.00%, 12/01/27 (PR 12/01/23)	$2,500	$2,732,832
County of Charleston SC GO, 5.00%, 11/01/26	7,975	9,681,187
County of Richland SC GO, Series A, 5.00%, 03/01/22 (SAW)	1,300	1,315,628
Greenville County School District RB, 5.50%, 12/01/21	250	250,000
South Carolina Public Service Authority RB
Series A, 5.00%, 12/01/26	625	755,139
Series B, 5.00%, 12/01/24	1,000	1,134,722
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/23	550	597,280
Series A, 5.00%, 10/01/24	2,270	2,565,373
State of South Carolina GO
Series A, 5.00%, 04/01/22 (SAW)	4,680	4,755,803
Series A, 5.00%, 10/01/22	1,350	1,404,367
Series A, 5.00%, 04/01/24	10,715	11,885,724
		38,257,732
Tennessee — 1.4%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/34 (PR 12/01/24)	1,000	1,137,935
City of Memphis TN GO
5.00%, 05/01/23	3,100	3,306,451
5.00%, 05/01/24	3,750	4,167,885
County of Hamilton TN GO, Series A, 5.00%, 01/01/26	6,960	8,222,446
County of Shelby TN GO, Series A, 5.00%, 03/01/23	860	911,273
County of Sumner TN GO, 5.00%, 06/01/22	745	763,000
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	1,445	1,485,974
5.00%, 07/01/23	6,175	6,641,116
5.00%, 07/01/23 (PR 07/01/22)	1,375	1,413,579
5.00%, 01/01/24	3,115	3,416,277
5.00%, 07/01/26	125	149,813
Series A, 5.00%, 07/01/22	10,000	10,283,554
Series A, 5.00%, 07/01/23	13,425	14,438,377
Series A, 5.00%, 01/01/26 (PR 01/01/23)	5,215	5,482,455
Series A, 5.00%, 01/01/28 (PR 01/01/23)	50	52,564
Series A, 5.00%, 01/01/32 (PR 01/01/23)	120	126,154
Series A, 5.00%, 01/01/33 (PR 01/01/23)	4,935	5,188,095
State of Tennessee GO
5.00%, 09/01/26	2,395	2,892,597
5.00%, 11/01/26	2,440	2,962,018
5.00%, 08/01/30 (PR 08/01/25)	1,040	1,212,250
Series A, 4.00%, 08/01/24 (PR 08/01/22)	2,380	2,441,000
Series A, 5.00%, 08/01/22	8,180	8,442,796
Series A, 5.00%, 08/01/28 (PR 08/01/25)	2,230	2,599,343
Series B, 5.00%, 08/01/23	1,205	1,299,941
		89,036,893
Texas — 7.4%
Austin Independent School District GO, 5.00%, 08/01/26 (PSF)	765	918,036
Board of Regents of the University of Texas System, Series J, 5.00%, 08/15/26	4,335	5,215,005
Board of Regents of the University of Texas System RB
Series A, 5.00%, 08/15/22	1,125	1,163,237
Series A, 5.00%, 08/15/23	3,130	3,382,699
Series B, 5.00%, 08/15/22	2,190	2,264,434
Series B, 5.00%, 08/15/25	310	361,273
Series B, 5.00%, 08/15/26	5,710	6,869,130
Series B, 5.38%, 08/15/23	705	766,407

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series C, 5.00%, 08/15/24	$280	$314,802
Series C, 5.00%, 08/15/25	1,925	2,243,389
Series D, 5.00%, 08/15/24	4,595	5,166,123
Series I, 5.00%, 08/15/22	1,000	1,033,988
Series I, 5.00%, 08/15/23	1,405	1,518,432
Series I, 5.00%, 08/15/24	2,205	2,478,428
Series J, 5.00%, 08/15/23	200	216,147
Series J, 5.00%, 08/15/24	3,000	3,372,877
Series J, 5.00%, 08/15/25	230	268,041
Carrollton-Farmers Branch Independent School District GO, 5.00%, 02/15/23 (PSF)	500	528,585
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/42 (PR 01/01/23)	9,620	10,102,605
Central Texas Turnpike System RB, Series A, 5.00%, 08/15/41 (PR 08/15/22)	25,090	25,946,881
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/26	1,970	2,387,806
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/23	535	581,196
Series A, 5.00%, 10/01/24	2,165	2,446,711
City of Fort Worth TX Water & Sewer System Revenue RB, Series A, 5.00%, 02/15/23	1,415	1,496,249
City of Frisco TX GOL, Series A, 5.00%, 02/15/24	1,250	1,377,954
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 05/15/22	1,295	1,323,447
Series C, 5.00%, 05/15/23	1,140	1,218,283
Series C, 5.00%, 05/15/24	3,655	4,069,467
Series C, 5.00%, 05/15/25 (Call 05/15/24)	5,260	5,864,706
City of Houston TX GOL
Series A, 5.00%, 03/01/23	1,980	2,097,276
Series A, 5.00%, 03/01/24	1,000	1,103,865
City of San Antonio Texas Electric & Gas Systems Revenue RB
Series B, VRDN,2.00%, 02/01/33 (Put 12/01/21)(a)(b)	500	500,000
Series REF, 5.00%, 02/01/22	7,785	7,847,352
Series REF, 5.00%, 02/01/23	325	343,155
Series REF, 5.25%, 02/01/24	5,670	6,271,199
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/22	2,155	2,172,260
5.00%, 02/01/22 (ETM)	175	176,378
5.00%, 02/01/25 (Call 08/01/22)	150	154,778
Series A, VRDN,1.75%, 02/01/33 (Put 12/01/24)(a)(b)	215	224,307
City of San Antonio TX GOL
5.00%, 08/01/22	5,000	5,160,633
5.00%, 02/01/23 (PR 08/01/22)	1,360	1,403,599
County of Harris TX GO
Series A, 5.00%, 10/01/24 (Call 10/01/22)	620	644,756
Series A, 5.00%, 10/01/25	2,180	2,549,642
County of Harris TX GOL, Series A, 5.00%, 10/01/24 (Call 10/01/22)	2,905	3,020,992
County of Williamson TX GOL
4.00%, 02/15/26	10,000	11,427,796
5.00%, 02/15/24	20,000	22,056,598
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	645	710,573
5.00%, 02/15/26 (PSF)	5,000	5,905,293
Series A, 5.00%, 02/15/24 (PSF)	2,460	2,710,093
Series C, 5.00%, 02/15/25 (Call 02/15/24) (PSF)	725	800,059

Security	Par (000)	Value

Texas (continued)
Dallas Area Rapid Transit RB, 5.00%, 12/01/26 (PR 12/01/25)	$1,050	$1,234,302
Dallas Fort Worth International Airport RB
Series A, 5.00%, 11/01/24	2,830	3,202,232
Series F, 5.13%, 11/01/25 (Call 11/01/23)	250	272,618
Dallas Independent School District GO, 4.00%, 02/15/24 (PSF)	8,230	8,890,085
Dallas/Fort Worth International Airport RB, 5.00%, 11/01/26	1,590	1,913,041
Fort Bend Independent School District GO
5.00%, 08/15/22 (PSF)	1,000	1,034,206
5.00%, 08/15/25 (PSF)	405	471,661
Grand Parkway Transportation Corp. RB
Series A, 5.50%, 04/01/53 (PR 10/01/23)	5,000	5,472,519
Series B, VRDN,5.00%, 10/01/52 (Put 10/01/23)(a)(b)	2,080	2,250,411
Harris County Flood Control District RB, Series A, 5.00%, 10/01/23	5,000	5,430,777
Houston Independent School District GOL
5.00%, 02/15/22 (PSF)	1,800	1,817,755
5.00%, 02/15/25 (PSF)	1,655	1,897,891
Series A-2, VRDN,2.25%, 06/01/39 (Put 06/01/22) (PSF)(a)(b)	1,000	1,009,794
Leander Independent School District GO
Series A, 0.00%, 08/15/34 (PR 08/15/22) (PSF)(c)	350	208,760
Series C, 0.00%, 08/15/42 (PR 08/15/24) (PSF)(c)	5,000	1,900,902
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(c)	7,000	2,361,695
Series C, 0.00%, 08/15/47 (PR 08/15/24) (PSF)(c)	275	77,429
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(c)	1,425	1,423,212
5.00%, 08/15/23	1,865	2,013,903
Series B, 5.00%, 08/15/25	7,530	8,772,418
Lower Colorado River Authority RB, 5.00%, 05/15/23	3,500	3,739,813
North Texas Tollway Authority RB
5.00%, 01/01/24	270	295,758
Series A, 5.00%, 01/01/22	3,585	3,599,065
Series A, 5.00%, 01/01/23	1,570	1,650,695
Series A, 5.00%, 01/01/24	7,675	8,407,203
Series A, 5.00%, 01/01/25	2,070	2,355,166
Series A, 5.00%, 01/01/25 (Call 01/01/23)	325	341,304
Series A, 5.00%, 01/01/25 (Call 01/01/24)	330	361,990
Series A, 5.00%, 01/01/26 (Call 01/01/24)	4,560	4,990,030
Series B, 5.00%, 01/01/23	2,290	2,406,932
Series B, 5.00%, 01/01/24	1,665	1,823,843
Series B, 5.00%, 01/01/24 (Call 01/01/23)	765	803,720
Series B, 5.00%, 01/01/25 (Call 01/01/23)	165	173,241
Series B, 5.00%, 01/01/26	105	123,487
Series B, 5.00%, 01/01/26 (Call 01/01/23)	1,010	1,060,217
Northside Independent School District GO, VRDN,2.75%, 08/01/48 (Put 08/01/23) (PSF)(a)(b)	1,000	1,037,204
Permanent University Fund - University of Texas System RB
Series A, VRDN,0.03%, 07/01/38 (Put 12/07/21)(a)(b)	3,530	3,530,000
Series B, 5.00%, 07/01/24	265	296,531
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,680	2,998,145
Plano Independent School District GO, Series A, 5.00%, 02/15/22 (PSF)	7,770	7,846,643
Richardson Independent School District GO, 5.00%, 02/15/22 (PSF)	1,750	1,767,298
Round Rock Independent School District GO, Series A, 5.00%, 08/01/22 (PSF)	90	92,867

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	$1,070	$1,179,529
San Antonio Water System RB 5.00%, 05/15/27 (PR 05/15/22)	1,585	1,619,395
VRDN,1.00%, 05/01/43 (Put 11/01/26)(a)(b)	2,000	2,017,523
Series A, VRDN,2.63%, 05/01/49 (Put 05/01/24)(a)(b)	7,000	7,389,534
Series B, VRDN,2.00%, 05/01/44 (Put 11/01/22)(a)(b)	800	812,246
Spring Branch Independent School District GO, 5.00%, 02/01/23 (PSF)	3,515	3,710,501
State of Texas GO
4.00%, 10/01/33 (PR 04/01/24)	145	157,230
5.00%, 04/01/22	3,215	3,266,639
5.00%, 10/01/22	4,460	4,638,846
5.00%, 10/01/22 (Call 12/20/21)	3,705	3,713,908
5.00%, 04/01/23	2,305	2,451,651
5.00%, 10/01/23	115	124,930
5.00%, 04/01/24	4,080	4,527,804
5.00%, 10/01/24 (Call 04/01/24)	9,165	10,180,001
5.00%, 04/01/25 (Call 04/01/24)	3,535	3,924,739
5.00%, 04/01/26	5,600	6,664,493
5.00%, 10/01/26	2,000	2,417,475
5.00%, 10/01/26 (PR 04/01/24)	7,055	7,813,613
5.00%, 10/01/34 (PR 04/01/24)	140	155,054
5.00%, 04/01/44 (PR 04/01/24)	215	238,119
Series A, 5.00%, 10/01/23	1,025	1,113,507
Series A, 5.00%, 10/01/22	20	20,802
Series A, 5.00%, 10/01/23	4,680	5,084,110
Series A, 5.00%, 10/01/24	640	724,442
Series A, 5.00%, 10/01/25 (Call 10/01/24)	3,000	3,394,910
Series A, 5.00%, 10/01/26 (Call 10/01/25)	2,790	3,268,874
Series A, 5.00%, 10/01/30 (PR 10/01/24)	500	564,606
Series A, 5.00%, 10/01/39 (PR 10/01/24)	14,025	15,837,194
Series A, 5.00%, 04/01/42 (PR 04/01/22)	15,225	15,469,026
Series A, 5.00%, 10/01/44 (PR 10/01/24)	1,130	1,276,009
Series B-1, 5.00%, 08/01/23	325	350,663
Texas A&M University RB
5.00%, 05/15/31 (PR 05/15/23)	10,890	11,643,918
5.00%, 05/15/34 (PR 05/15/23)	7,625	8,152,881
Series E, 5.00%, 05/15/23	5,000	5,345,623
Series E, 5.00%, 05/15/25	4,705	5,440,133
Texas State University System RB, Series A, 5.00%, 03/15/25	4,815	5,522,888
Texas Transportation Commission GO, VRDN,0.65%, 10/01/41 (Put 04/01/26)(a)(b)	5,000	4,967,779
Texas Transportation Commission State Highway Fund RB 5.25%, 04/01/25	145	167,981
First Series, 5.00%, 10/01/22	5,380	5,595,738
First Series, 5.00%, 10/01/23	3,750	4,074,528
First Series, 5.00%, 10/01/24	5,595	6,321,328
First Series, 5.00%, 10/01/25	1,810	2,117,656
Series A, 5.00%, 04/01/22	5,125	5,207,317
Series A, 5.00%, 04/01/23	4,200	4,467,217
Series A, 5.00%, 04/01/24	1,965	2,177,265
Series A, 5.00%, 10/01/24	175	197,718
Series A, 5.00%, 04/01/25 (Call 04/01/24)	6,795	7,535,741
Series A, 5.00%, 10/01/25	1,005	1,175,826
Texas Water Development Board RB
5.00%, 08/01/23	1,065	1,148,725
5.00%, 08/01/26	500	600,534
Series B, 5.00%, 04/15/23	4,220	4,493,670

Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 04/15/25	$1,035	$1,191,719
		475,187,263
Utah — 0.9%
Intermountain Power Agency RB, Series A, 5.00%, 07/01/22	2,395	2,461,484
State of Utah GO
5.00%, 07/01/22	5,135	5,279,381
5.00%, 07/01/23	3,965	4,262,982
5.00%, 07/01/24	1,150	1,288,099
5.00%, 07/01/25	210	243,968
Series B, 5.00%, 07/01/22	2,070	2,128,202
Series B, 5.00%, 07/01/23	4,555	4,897,322
Series B, 5.00%, 07/01/24	4,585	5,135,596
Series B, 5.00%, 07/01/25	7,010	8,149,325
University of Utah (The) RB
Series A, 5.00%, 08/01/25	1,040	1,209,607
Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	10,045	10,836,437
Utah Transit Authority RB
Series A, 5.00%, 06/15/30 (PR 06/15/25)	4,000	4,639,123
Series A, 5.00%, 06/15/37 (PR 06/15/25)	4,600	5,334,992
Series A, 5.00%, 06/15/38 (PR 06/15/25)	1,945	2,255,774
		58,122,292
Virginia — 3.2%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	6,300	6,842,312
City of Harrisonburg VA GO, 5.00%, 07/15/26 (SAW)	7,165	8,612,028
City of Newport News VA GO, Series A, 4.00%, 02/01/24 (SAW)	1,535	1,657,810
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/23	870	932,055
Series B, 4.00%, 06/01/23	1,060	1,119,772
Series B, 5.00%, 06/01/22	1,060	1,085,556
Series B, 5.00%, 06/01/22 (ETM)	245	250,860
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	11,810	13,654,130
County of Arlington VA GO
Series A, 5.00%, 08/01/22 (SAW)	3,045	3,143,242
Series B, 5.00%, 08/15/25	1,000	1,167,405
County of Chesterfield VA GO, Series B, 5.00%, 01/01/25	1,790	2,043,696
County of Fairfax VA GO
4.00%, 10/01/25	2,020	2,287,652
Series A, 4.00%, 10/01/22	4,895	5,050,681
Series A, 5.00%, 10/01/22 (SAW)	7,000	7,280,700
Series B, 5.00%, 10/01/22 (SAW)	2,095	2,179,010
Series B, 5.00%, 04/01/23 (SAW)	4,255	4,525,717
Series B, 5.00%, 10/01/23 (SAW)	3,445	3,744,461
Series B, 5.00%, 04/01/24 (SAW)	5,165	5,724,216
Series B, 5.00%, 10/01/24 (SAW)	4,460	5,040,337
County of Henrico VA GO
5.00%, 08/01/24 (SAW)	5,165	5,802,684
Series A, 5.00%, 08/01/25 (SAW)	1,470	1,711,483
County of Loudoun VA, 5.00%, 12/01/23	3,015	3,300,497
County of Loudoun VA GO, 5.00%, 12/01/25 (SAW)	30	35,344
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/22	4,550	4,677,661
University of Virginia RB, Series A, 5.00%, 06/01/43 (PR 06/01/23)	5,530	5,923,575
Virginia College Building Authority RB
5.00%, 02/01/25	980	1,120,610
Series A, 5.00%, 02/01/22	1,310	1,320,470

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 02/01/26	$11,000	$13,005,859
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,375	1,451,642
Series E, 5.00%, 02/01/23	6,715	7,090,106
Series E, 5.00%, 02/01/24	1,580	1,740,468
Series E, 5.00%, 02/01/25	1,780	2,035,394
Series E, 5.00%, 02/01/26	180	212,823
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/22	2,665	2,723,665
5.00%, 09/15/23	1,160	1,257,826
5.00%, 09/15/23 (PR 03/15/23)	2,725	2,892,522
5.00%, 03/15/24	1,475	1,630,720
5.00%, 09/15/24	4,185	4,717,740
5.00%, 03/15/25	2,190	2,514,292
5.00%, 09/15/25	205	239,404
5.00%, 03/15/26	105	124,486
Series A, 5.00%, 05/15/23	1,090	1,165,677
Series A, 5.00%, 05/15/24	7,525	8,374,391
Series A, 5.00%, 05/15/25	670	773,685
Series A, 5.00%, 05/15/26	130	154,933
Virginia Public Building Authority RB
Series A, 4.00%, 08/01/28 (PR 08/01/23)	8,675	9,214,552
Series B, 5.00%, 08/01/23	3,170	3,420,316
Series B, 5.00%, 08/01/24	2,055	2,311,056
Series B, 5.00%, 08/01/25	14,230	16,578,921
Series C, 5.00%, 08/01/24	300	337,380
Virginia Public School Authority RB
5.00%, 04/15/22	400	407,192
5.00%, 08/01/22 (SAW)	3,995	4,123,619
5.00%, 08/01/23 (SAW)	175	188,696
5.00%, 08/01/23 (Call 08/01/22)	20	20,625
5.00%, 08/01/23 (PR 08/01/22)	3,680	3,797,472
5.00%, 08/01/24 (SAW)	2,365	2,654,299
5.00%, 08/01/25	1,885	2,192,413
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/22	5,865	6,100,690
		203,686,828
Washington — 3.2%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/22	1,000	1,044,265
5.00%, 11/01/23	2,000	2,180,211
5.00%, 11/01/25	2,000	2,346,388
5.00%, 11/01/26	3,775	4,570,388
Series S-1, 5.00%, 11/01/24	870	985,788
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/22	125	128,515
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 06/01/22	400	409,603
5.00%, 09/01/22	225	233,091
5.00%, 01/01/24	300	329,081
5.00%, 09/01/26	3,155	3,789,153
County of King WA GOL
5.00%, 07/01/35 (PR 01/01/25)	500	570,534
5.00%, 07/01/36 (PR 01/01/25)	5,740	6,549,725
County of King WA Sewer Revenue RB
5.00%, 01/01/35 (PR 07/01/22)	3,280	3,372,028
5.00%, 07/01/47 (PR 01/01/25)	8,815	10,058,506
Series A, VRDN,0.63%, 01/01/32 (Put 01/01/24)(a)(b)	3,065	3,071,820
Energy Northwest, 5.00%, 07/01/26	165	197,340
Energy Northwest RB
5.00%, 07/01/22	4,100	4,215,279

Security	Par (000)	Value

Washington (continued)
5.00%, 07/01/23	$110	$118,176
5.00%, 07/01/24	8,255	9,230,421
5.00%, 07/01/25	8,995	10,422,104
Series A, 5.00%, 07/01/22	1,310	1,346,833
Series A, 5.00%, 07/01/23	1,710	1,837,097
Series A, 5.00%, 07/01/24	605	676,488
Series A, 5.00%, 07/01/25	1,360	1,575,771
Series C, 5.00%, 07/01/25	2,675	3,099,403
Series C-1, 5.00%, 07/01/25 (Call 07/01/24)	400	446,167
Spokane County School District No. 81 Spokane GO, 5.00%, 12/01/22 (GTD)	2,615	2,740,626
State of Washington GO
5.00%, 07/01/24 (Call 07/01/22)	660	678,439
5.00%, 07/01/25 (Call 07/01/22)	200	205,588
5.00%, 02/01/27	5,015	6,112,878
Series B, 5.00%, 07/01/22	3,330	3,423,629
Series B, 5.00%, 07/01/23	9,350	10,048,038
Series B, 5.00%, 07/01/24	2,585	2,891,157
Series C, 5.00%, 02/01/23	4,035	4,259,423
Series C, 5.00%, 02/01/26	5,000	5,911,754
Series E, 5.00%, 06/01/26	5,910	7,061,960
Series R-2012C, 5.00%, 07/01/23 (Call 07/01/22)	1,335	1,371,655
Series R-2012-C, 5.00%, 07/01/24 (Call 07/01/22)	1,390	1,428,834
Series R-2013A, 5.00%, 07/01/23 (Call 07/01/22)	155	159,256
Series R-2013A, 5.00%, 07/01/24 (Call 07/01/22)	795	817,211
Series R-2015, 5.00%, 07/01/22	575	591,167
Series R-2015, 5.00%, 07/01/23	835	897,338
Series R-2015, 5.00%, 07/01/24	1,705	1,906,933
Series R-2015E, 5.00%, 07/01/22	455	467,793
Series R-2015E, 5.00%, 07/01/24	600	671,062
Series R-2015E, 5.00%, 07/01/26 (Call 01/01/25)	5,020	5,699,979
Series R-2017A, 5.00%, 08/01/22	2,325	2,399,536
Series R-2017A, 5.00%, 08/01/23	250	269,610
Series R-2017C, 5.00%, 08/01/24	2,900	3,253,918
Series R-2018C, 5.00%, 08/01/22	6,125	6,321,358
Series R-2018C, 5.00%, 08/01/23	3,200	3,451,008
Series R-2018C, 5.00%, 08/01/24	2,105	2,361,896
Series R-2018C, 5.00%, 08/01/25	520	604,804
Series R-2018D, 5.00%, 08/01/24	790	886,412
Series R-2018D, 5.00%, 08/01/25	390	453,603
Series R-2020C, 5.00%, 07/01/25	4,315	5,004,604
Series R-2020D, 5.00%, 07/01/23	1,610	1,730,197
Series R-2020D, 5.00%, 07/01/25	4,500	5,219,170
Series R-2021B, 5.00%, 01/01/23	7,285	7,661,881
Series R-2021C, 5.00%, 08/01/22	9,375	9,675,547
Series R-C, 5.00%, 07/01/22	200	205,623
Series R-C, 5.00%, 07/01/23	8,800	9,456,977
Series R-C, 5.00%, 07/01/24 (Call 07/01/23)	5,180	5,565,007
Series R-F, 5.00%, 07/01/25 (Call 01/01/25)	2,000	2,279,487
State of Washington RB
Series C, 5.00%, 09/01/22	180	186,404
Series C, 5.00%, 09/01/23	160	173,036
Series F, 5.00%, 09/01/22	2,915	3,018,703
Series F, 5.00%, 09/01/23 (Call 09/01/22)	155	160,445
Series F, 5.00%, 09/01/24 (Call 09/01/22)	760	786,745
University of Washington RB, Series C, 5.00%, 04/01/24	1,050	1,164,203
		202,439,069
West Virginia — 0.0%
State of West Virginia, 3.00%, 11/01/25	350	383,392

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 1.9%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, 5.00%, 06/01/30 (PR 06/01/24)	$1,805	$2,012,246
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/23	140	149,942
State of Wisconsin GO
5.00%, 05/01/24	5,000	5,558,461
5.00%, 05/01/26	5,725	6,828,589
Series 1, 5.00%, 05/01/22	3,915	3,993,986
Series 1, 5.00%, 11/01/22	1,980	2,067,644
Series 1, 5.00%, 05/01/23	2,210	2,359,136
Series 1, 5.00%, 11/01/23	2,515	2,742,123
Series 1, 5.00%, 05/01/24 (Call 05/01/23)	1,390	1,483,596
Series 1, 5.00%, 11/01/24	470	532,699
Series 1, 5.00%, 11/01/25 (Call 05/01/25)	2,965	3,417,084
Series 2, 5.00%, 11/01/22	15,675	16,368,849
Series 2, 5.00%, 05/01/23 (Call 05/01/22)	165	168,263
Series 2, 5.00%, 11/01/23	75	81,773
Series 2, 5.00%, 05/01/24 (PR 05/01/22)	2,090	2,132,069
Series 2, 5.00%, 11/01/24	11,815	13,391,146
Series 2, 5.00%, 11/01/25	4,015	4,712,081
Series 2, 5.00%, 11/01/26	3,375	4,087,930
Series 2021-2, 5.00%, 05/01/25	1,235	1,425,124
Series 3, 5.00%, 11/01/22	190	198,356
Series 3, 5.00%, 11/01/23 (Call 11/01/22)	7,435	7,756,030
Series 3, 5.00%, 11/01/25 (PR 11/01/22)	135	140,977
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	5,305	6,014,355
Series A, 5.00%, 05/01/23	1,000	1,067,483
Series A, 5.00%, 05/01/32 (PR 05/01/23)	5,045	5,384,705
Series A, 5.00%, 05/01/35 (PR 05/01/23)	100	106,733
State of Wisconsin RB
Series A, 5.00%, 05/01/22	13,500	13,772,936
Series A, 5.00%, 05/01/24	325	360,800

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	$3,410	$3,506,489
Series 1, 5.00%, 07/01/23 (PR 07/01/22)	225	231,313
Series 2, 5.00%, 07/01/24 (PR 07/01/22)	7,040	7,237,523
		119,290,441
Total Municipal Debt Obligations — 99.1%
(Cost: $6,338,649,012)		6,357,831,253

Short-Term Investments
Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 0.00%(d)(e)	20,096	20,098,236

Total Short-Term Investments — 0.3%
(Cost: $20,097,286)		20,098,236

Total Investments in Securities — 99.4%
(Cost: $6,358,746,298)		6,377,929,489

Other Assets, Less Liabilities — 0.6%		35,990,019

Net Assets — 100.0%		$6,413,919,508

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$7,137,695	$12,963,590	(a)	$—	$(2,839)	$(210)	$20,098,236	20,096	$1,980	$—

(a)	Represents net amount purchased (sold)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® Short-Term National Muni Bond ETF
November 30, 2021

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$6,357,831,253	$—	$6,357,831,253
Money Market Funds	20,098,236	—	—	20,098,236
	$20,098,236	$6,357,831,253	$—	$6,377,929,489

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	Ambac Assurance Corp.	PR	Prerefunded
COP	Certificates of Participation	PSF	Permanent School Fund
ETM	Escrowed to Maturity	RB	Revenue Bond
GO	General Obligation	SAP	Subject to Appropriations
GOL	General Obligation Limited	SAW	State Aid Withholding
GTD	Guaranteed
HERBIP	Higher Education Revenue Bond Intercept Program
MO	Moral Obligation